UNITED
                                     STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668
                                                      --------

                        OPPENHEIMER AMT - FREE MUNICIPALS
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.6%
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$      15,000   AL HFA (Pelican)                                                             6.550%    03/20/2030   $       15,170
-----------------------------------------------------------------------------------------------------------------------------------
    1,520,000   AL Space Science Exhibit Finance Authority                                   6.000     10/01/2025        1,545,551
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Bessemer, AL Water, Series A                                                 5.750     07/01/2026           25,537
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Birmingham, AL Airport Authority                                             5.625     07/01/2026          106,809
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Birmingham, AL Baptist Medical Centers (Baptist
                Health System)                                                               5.625     11/15/2015           37,116
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Baptist Medical Centers (Baptist
                Health System)                                                               5.875     11/15/2024           16,002
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Birmingham, AL Private Educational Building
                Authority (Birmingham-Southern College)                                      6.125     12/01/2025          162,294
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Special Care Facilities (Children's
                Hospital of Alabama)                                                         5.500     06/01/2022           15,317
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Birmingham, AL Special Care Facilities Financing
                Authority (Daughters of Charity)                                             5.000     11/01/2025           85,499
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Camden, AL Industrial Devel. Board (Weyerhaeuser
                Company), Series A                                                           6.125     12/01/2024        1,095,980
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Cooperative District, AL Fort Deposit                                        6.000     02/01/2036          235,593
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Fayette, AL Waterworks                                                       5.250     10/01/2016          188,922
-----------------------------------------------------------------------------------------------------------------------------------
      435,000   Greater Montgomery, AL Educational Building
                Authority (Huntingdon College)                                               5.100     05/01/2016          440,607
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Jefferson County, AL Sewer                                                   5.375     02/01/2027          125,143
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Lauderdale County & Florence, AL Health Care
                Authority (Coffee Health Group)                                              5.250     07/01/2024           15,535
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Marshall County, AL Health Care Authority                                    5.400     02/01/2031           31,772
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   McIntosh, AL Industrial Devel. Board (CIBA Specialty
                Chemicals)                                                                   5.375     06/01/2028          585,977
                                                                                                                    ---------------
                                                                                                                         4,728,824
ALASKA--0.9%
       10,000   AK HFC (Veterans Mtg.)                                                       6.150     06/01/2039           10,356
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   AK HFC, Series A 1                                                           5.000     12/01/2033        8,195,960
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   AK HFC, Series A                                                             6.000     06/01/2049           62,373
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   AK HFC, Series C 1                                                           5.250     06/01/2032       10,314,150
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   AK Industrial Devel. & Export Authority (Anchorage
                Sportsplex/Grace Community Church Obligated Group)                           6.150     08/01/2031          765,053
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                                 5.875     12/01/2027          618,324
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                                 6.000     12/01/2036          518,615
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Aleutians East Borough, AK (Aleutian Pribilof
                Islands)                                                                     5.500     06/01/2025        1,084,730
-----------------------------------------------------------------------------------------------------------------------------------
    1,675,000   Aleutians East Borough, AK (Aleutian Pribilof
                Islands)                                                                     5.500     06/01/2036        1,797,426
                                                                                                                    ---------------
                                                                                                                        23,366,987
ARIZONA--2.7%
       30,000   Apache County, AZ IDA (Tucson Electric Power
                Company)                                                                     5.875     03/01/2033           30,021
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   AZ Centerra Community Facilities District                                    5.150     07/15/2031          201,662
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   AZ Westpark Community Facilities District                                    5.250     07/15/2031          507,805
-----------------------------------------------------------------------------------------------------------------------------------


                       1 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   Buckeye, AZ Watson Road Community Facilities
                District                                                                     5.750%    07/01/2022   $    1,051,170
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Buckeye, AZ Watson Road Community Facilities
                District                                                                     6.000     07/01/2030        2,116,100
-----------------------------------------------------------------------------------------------------------------------------------
      764,950   Central AZ Irrigation & Drain District, Series A                             6.000     06/01/2013          766,013
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Estrella, AZ Mountain Ranch Community
                Facilities District                                                          5.625     07/15/2025          207,838
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Estrella, AZ Mountain Ranch Community
                Facilities District                                                          5.800     07/15/2030          105,015
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Gladden Farms, AZ Community Facilities District                              5.500     07/15/2031          257,533
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Glendale, AZ IDA (Midwestern University)                                     5.375     05/15/2028           10,243
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   Litchfield, AZ Park Community Facility District                              6.375     07/15/2026          851,624
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Maricopa County, AZ Hospital (Sun Health Corp.)                              6.125     04/01/2018            5,107
-----------------------------------------------------------------------------------------------------------------------------------
    1,915,000   Maricopa County, AZ IDA (Christian Care
                Apartments)                                                                  6.500     01/01/2036        2,028,004
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II)                             6.625     01/01/2034        2,086,960
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Maricopa County, AZ IDA (Immanuel Campus Care)                               8.500     04/20/2041          509,115
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Maricopa County, AZ IDA (Sun King Apartments)                                6.750     11/01/2018        1,558,485
-----------------------------------------------------------------------------------------------------------------------------------
      785,000   Maricopa County, AZ IDA (Sun King Apartments)                                6.750     05/01/2031          812,342
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                                       6.300     12/01/2026           56,258
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Marley Park, AZ Community Facilities District                                5.300     07/15/2031          203,202
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Merrill Ranch, AZ Community Facilities District
                No. 1 Special Assessment Lien                                                5.300     07/01/2030          511,810
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   Mesa, AZ IDA (Mesa Student Hsg.)                                             6.000     07/01/2032          291,013
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Mesa, AZ IDA Student Hsg. (Arizona State
                University East)                                                             6.000     07/01/2026          215,784
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   Palm Valley, AZ Community Facility District No.3                             5.300     07/15/2031          384,889
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Peoria, AZ IDA (Sierra Winds)                                                6.375     08/15/2029        3,106,080
-----------------------------------------------------------------------------------------------------------------------------------
    5,535,000   Phoenix, AZ IDA (Christian Care)                                             5.500     07/01/2035        5,655,054
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                            6.250     07/01/2036          523,905
-----------------------------------------------------------------------------------------------------------------------------------
      775,000   Phoenix, AZ IDA (Summit Apartments)                                          6.550     07/20/2037          848,214
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   Pima County IDA (Sonoran Science Academy)                                    5.750     12/01/2037          650,202
-----------------------------------------------------------------------------------------------------------------------------------
    1,735,000   Pima County, AZ IDA (Arizona Charter School)                                 6.100     07/01/2024        1,856,363
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (Arizona Charter School)                                 6.300     07/01/2031          538,910
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Pima County, AZ IDA (Arizona Charter School)                                 6.500     07/01/2023        1,512,014
-----------------------------------------------------------------------------------------------------------------------------------
    1,315,000   Pima County, AZ IDA (Arizona Charter School)                                 6.750     07/01/2031        1,431,996
-----------------------------------------------------------------------------------------------------------------------------------
    2,200,000   Pima County, AZ IDA (Christian Senior Living)                                5.050     01/01/2037        2,162,292
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                              6.250     06/01/2026          524,865
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                              6.375     06/01/2036          788,183
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Pima County, AZ IDA (Noah Webster Basic School)                              6.125     12/15/2034        1,161,534
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                                 6.750     04/01/2036          535,380
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Pima County, AZ IDA (Paradise Education Center)                              5.875     06/01/2033          121,830
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Pima County, AZ IDA (Paradise Education Center)                              6.000     06/01/2036          257,120
-----------------------------------------------------------------------------------------------------------------------------------
    2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
                School)                                                                      5.600     07/01/2023        3,008,075
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (Sonoran Science Academy)                                5.670     12/01/2027          500,670
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pinal County, AZ IDA (Florence West Prison)                                  5.250     10/01/2021        1,065,730
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pinal County, AZ IDA (Florence West Prison)                                  5.250     10/01/2022        1,064,140
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Quail Creek, AZ Community Facilities District                                5.550     07/15/2030          517,480
-----------------------------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   San Luis, AZ Facility Devel. Corp. (Regional
                Detention Center)                                                            7.000%    05/01/2020   $    1,017,170
-----------------------------------------------------------------------------------------------------------------------------------
    1,420,000   Show Low, AZ IDA (Navapache Regional Medical
                Center)                                                                      5.000     12/01/2025        1,489,126
-----------------------------------------------------------------------------------------------------------------------------------
    3,345,000   Show Low, AZ IDA (Navapache Regional Medical
                Center)                                                                      5.000     12/01/2030        3,488,300
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Show Low, AZ IDA (Navapache Regional Medical
                Center)                                                                      5.000     12/01/2035        4,162,680
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   University of AZ Medical Center Corp.
                (University Medical Center)                                                  5.000     07/01/2021           55,041
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Verrado, AZ Community Facilities District No. 1                              5.350     07/15/2031        3,068,700
-----------------------------------------------------------------------------------------------------------------------------------
    4,775,000   Verrado, AZ Community Facilities District No. 1                              6.500     07/15/2027        5,159,388
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Vistancia, AZ Community Facilities District                                  5.500     07/15/2020        1,489,991
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Vistancia, AZ Community Facilities District                                  5.750     07/15/2024        1,310,508
-----------------------------------------------------------------------------------------------------------------------------------
    1,775,000   Vistancia, AZ Community Facilities District                                  6.750     07/15/2022        1,976,729
                                                                                                                    ---------------
                                                                                                                        65,815,663

ARKANSAS--0.1%
      100,000   Independence County, AR Hydroelectric Power                                  5.300     05/01/2033          104,553
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Little Rock, AR Municipal Property Owners                                    5.250     03/01/2023          126,186
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Little Rock, AR Municipal Property Owners                                    5.350     03/01/2032          177,055
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   Pine Bluff, AR IDA (Colt Industries)                                         6.500     02/15/2009          295,602
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   Pope County, AR Pollution Control (Arkansas
                Power& Light Company)                                                        6.300     11/01/2020          696,576
-----------------------------------------------------------------------------------------------------------------------------------
    1,820,000   Sebastian County, AR Health Facilities Board (Sparks
                Regional Medical Center)                                                     5.625     11/01/2031        1,768,185
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   University of AR (Phillips College)                                          5.000     09/01/2017           15,046
                                                                                                                    ---------------
                                                                                                                         3,183,203

CALIFORNIA--14.9%
    3,255,000   Apple Valley, CA Redevel. Agency Tax Allocation 2                            5.000     06/01/2035        3,347,507
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                                     5.000     09/01/2027          507,835
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                                     5.000     09/01/2027          203,134
-----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                                     5.000     09/01/2037        1,928,234
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Azusa, CA Special Tax Community Facilities District
                No. 05-1                                                                     5.000     09/01/2037          507,430
-----------------------------------------------------------------------------------------------------------------------------------
    2,220,000   Beaumont, CA Financing Authority, Series B                                   5.875     09/01/2023        2,383,658
-----------------------------------------------------------------------------------------------------------------------------------
      665,000   Brentwood, CA Infrastructure Financing Authority                             5.000     09/02/2026          677,549
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   Brentwood, CA Infrastructure Financing Authority                             5.000     09/02/2034        1,139,940
-----------------------------------------------------------------------------------------------------------------------------------
   16,500,000   CA County Tobacco Securitization Agency                                      5.714 3   06/01/2046        1,836,615
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   CA County Tobacco Securitization Agency                                      6.500 3   06/01/2046          626,780
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   CA County Tobacco Securitization Agency                                      6.650 3   06/01/2046          504,120
-----------------------------------------------------------------------------------------------------------------------------------
  129,820,000   CA County Tobacco Securitization Agency                                      6.700 3   06/01/2050        7,960,562
-----------------------------------------------------------------------------------------------------------------------------------
   38,650,000   CA County Tobacco Securitization Agency                                      7.550 3   06/01/2055        1,173,801
-----------------------------------------------------------------------------------------------------------------------------------
   93,000,000   CA County Tobacco Securitization Agency (TASC)                               6.650 3   06/01/2046        7,530,210
-----------------------------------------------------------------------------------------------------------------------------------
   20,000,000   CA GO 1                                                                      5.250     02/01/2025       21,303,686
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   CA GO Fixed Receipts                                                         5.250     02/01/2025        1,283,208
-----------------------------------------------------------------------------------------------------------------------------------
   20,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC) 1                                                                     5.000     06/01/2045       20,732,600
-----------------------------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  39,695,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.000%    06/01/2045   $   41,149,028
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.125     06/01/2047        5,015,400
-----------------------------------------------------------------------------------------------------------------------------------
   45,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.750     06/01/2047       48,179,700
-----------------------------------------------------------------------------------------------------------------------------------
   45,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC) 1                                                                     5.750     06/01/2047       49,015,000
-----------------------------------------------------------------------------------------------------------------------------------
  364,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.900 3   06/01/2047       36,723,960
-----------------------------------------------------------------------------------------------------------------------------------
  110,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       6.000 3   06/01/2047       10,587,500
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   CA Municipal Finance Authority (Cancer Center of
                Santa Barbara)                                                               5.000     06/01/2026        1,179,788
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   CA Statewide CDA (East Campus Apartments)                                    5.625     08/01/2034        6,375,600
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Chino, CA Community Facilities District Special Tax
                No. 2                                                                        5.000     09/01/2026          203,044
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Chino, CA Community Facilities District Special Tax
                No. 2                                                                        5.000     09/01/2036          504,985
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Corona-Norco, CA Unified School District
                Community Facilities District No. 04-1                                       5.200     09/01/2036        2,049,660
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Corona-Norco, CA Unified School District Public
                Financing Authority Special Tax                                              5.000     09/01/2036        2,019,940
-----------------------------------------------------------------------------------------------------------------------------------
    5,060,000   East Palo Alto, CA Public Finance Authority
                (University Circle Gateway) 2                                                5.000     10/01/2029        5,308,395
-----------------------------------------------------------------------------------------------------------------------------------
      420,000   Hemet, CA Unified School District Community
                Facilities District Special Tax No. 2005-1                                   5.050     09/01/2026          423,482
-----------------------------------------------------------------------------------------------------------------------------------
      590,000   Independent Cities, CA Lease Finance Authority
                (Morgan Hill-Hacienda Valley)                                                5.950     11/15/2039          626,857
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Jurupa, CA Community Services District Special Tax                           5.000     09/01/2036        1,009,970
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 17                                     5.125     09/01/2025        1,230,348
-----------------------------------------------------------------------------------------------------------------------------------
    1,685,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 17                                     5.200     09/01/2036        1,726,839
-----------------------------------------------------------------------------------------------------------------------------------
    1,270,000   Lake Elsinore Special Tax                                                    5.150     09/01/2025        1,302,156
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Lake Elsinore, CA Special Tax                                                5.250     09/01/2030        1,237,841
-----------------------------------------------------------------------------------------------------------------------------------
    2,450,000   Lake Elsinore, CA Special Tax                                                5.250     09/01/2035        2,525,754
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Lammersville, CA School District Community
                Facilities District No. 2002 (Mountain House)                                5.125     09/01/2035        1,540,215
-----------------------------------------------------------------------------------------------------------------------------------
   19,795,000   Los Angeles, CA Community Redevel. Agency (VT
                Manchester Social Services) 1                                                5.000     09/01/2030       20,837,818
-----------------------------------------------------------------------------------------------------------------------------------
    4,175,000   Los Angeles, CA Regional Airports Improvement
                Corp. (Delta Airlines)                                                       6.350     11/01/2025        4,099,767
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   Menifee, CA Union School District Special Tax                                5.000     09/01/2026          614,715
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Menifee, CA Union School District Special Tax
                Community Facilities District No. 2006-3                                     5.000     09/01/2037          366,000
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Modesto, CA Special Tax Community Facilities
                District No. 4                                                               5.150     09/01/2036        2,562,225
-----------------------------------------------------------------------------------------------------------------------------------
      660,000   Moreno Valley, CA Unified School District
                Community Facilities District Special Tax No. 2004-3                         5.000     09/01/2027          662,336
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Moreno Valley, CA Unified School District
                Community Facilities District Special Tax No. 2004-3                         5.000     09/01/2037        1,247,013
-----------------------------------------------------------------------------------------------------------------------------------


                       4 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,100,000   North Natomas, CA Community Facilities District                              5.000%    09/01/2026   $    1,120,889
                Special Tax No. 4
-----------------------------------------------------------------------------------------------------------------------------------
    2,110,000   North Natomas, CA Community Facilities District
                Special Tax No. 4                                                            5.000     09/01/2033        2,134,181
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Northstar, CA Community Services District                                    5.000     09/01/2037        2,021,200
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Palmdale, CA Improvement Bond Act 1915                                       5.000     09/02/2036          504,985
-----------------------------------------------------------------------------------------------------------------------------------
      580,000   Perris, CA Community Facilities District Special Tax
                No. 2001                                                                     5.000     09/01/2026          587,244
-----------------------------------------------------------------------------------------------------------------------------------
    1,605,000   Perris, CA Community Facilities District Special Tax
                No. 2001                                                                     5.000     09/01/2037        1,618,129
-----------------------------------------------------------------------------------------------------------------------------------
      660,000   Perris, CA Community Facilities District Special Tax
                No. 2005-1                                                                   5.000     09/01/2037          665,399
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Redding, CA Electric System COP Linked SAVRS &
                RIBS                                                                         6.368 4   07/01/2022        3,563,250
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                Enterprise                                                                   6.625     03/01/2018        7,743,400
-----------------------------------------------------------------------------------------------------------------------------------
    1,225,000   South Tahoe, CA Redevel. Agency                                              5.000     10/01/2031        1,252,416
-----------------------------------------------------------------------------------------------------------------------------------
   13,675,000   Southern CA Tobacco Securitization Authority                                 6.400 3   06/01/2046        1,219,947
-----------------------------------------------------------------------------------------------------------------------------------
   47,250,000   Southern CA Tobacco Securitization Authority                                 7.100 3   06/01/2046        3,297,578
-----------------------------------------------------------------------------------------------------------------------------------
    1,465,000   Stockton, CA Public Financing Authority, Series A                            5.000     09/01/2022        1,537,913
-----------------------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton, CA Public Financing Authority, Series A                            5.000     09/01/2023        1,519,905
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Stockton, CA Public Financing Authority, Series A                            5.000     09/01/2024        1,308,300
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Stockton, CA Public Financing Authority, Series A                            5.000     09/01/2025        1,412,964
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Stockton, CA Public Financing Authority, Series A                            5.250     09/01/2031        3,199,260
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Stockton, CA Public Financing Authority, Series A                            5.250     09/01/2034        3,196,890
-----------------------------------------------------------------------------------------------------------------------------------
      935,000   Temecula Valley, CA Unified School District
                Community Facilities District No. 2004                                       5.000     09/01/2037          951,344
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Temecula Valley, CA Unified School District
                Community Facilities District No. 2005-1                                     5.000     09/01/2036        1,009,970
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Temecula, CA Public Financing Authority
                Community Facilities District (Roripaugh)                                    5.450     09/01/2026        1,911,260
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Temecula, CA Public Financing Authority
                Community Facilities District (Roripaugh)                                    5.500     09/01/2036          942,440
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Victor Valley, CA Union High School District                                 5.050     09/01/2025          101,112
-----------------------------------------------------------------------------------------------------------------------------------
    1,160,000   Victor Valley, CA Union High School District                                 5.100     09/01/2035        1,178,421
-----------------------------------------------------------------------------------------------------------------------------------
    2,025,000   Westside, CA Unified School District Community
                Facilities District Special Tax No. 2005-2                                   5.000     09/01/2036        2,045,189
                                                                                                                    ---------------
                                                                                                                       370,015,791

COLORADO--4.3%
      500,000   Andonea, CO Metropolitan District No. 2                                      6.125     12/01/2025          524,090
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Andonea, CO Metropolitan District No. 3                                      6.250     12/01/2035        1,048,980
-----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   Arista, CO Metropolitan District                                             6.750     12/01/2035        3,031,812
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Aurora, CO Single Tree Metropolitan District                                 5.500     11/15/2031          504,575
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Beacon Point, CO Metropolitan District                                       6.125     12/01/2025          535,790
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Black Hawk, CO Excise Tax Revenue                                            5.000     12/01/2021          611,934
-----------------------------------------------------------------------------------------------------------------------------------
    4,660,000   Broomfield, CO Village Metropolitan District No. 2                           6.250     12/01/2032        4,748,307
-----------------------------------------------------------------------------------------------------------------------------------
      985,000   Central Marksheffel, CO Metropolitan District                                7.250     12/01/2029        1,068,449
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   CO Confluence Metropolitan District 5                                        5.450     12/01/2034          253,705
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   CO E-470 Public Highway Authority                                            5.000     09/01/2021           60,836
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   CO E-470 Public Highway Authority                                            5.000     09/01/2026          146,886
-----------------------------------------------------------------------------------------------------------------------------------


                       5 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     500,000   CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                                6.125%    12/15/2035   $      519,855
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   CO Educational & Cultural Facilities Authority
                (Carbon Valley Academy Charter School)                                       5.625     12/01/2036          511,685
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CO Educational & Cultural Facilities Authority (Inn
                at Auraria)                                                                  6.000     07/01/2042        5,154,950
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CO Health Facilities Authority (Denver Options)                              5.375     02/01/2022           10,440
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CO Health Facilities Authority (Denver Options)                              5.625     02/01/2032           31,624
-----------------------------------------------------------------------------------------------------------------------------------
    2,560,000   CO Health Facilities Authority (Longmont United
                Hospital) 2                                                                  5.000     12/01/2030        2,675,917
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CO Health Facilities Authority (Northern Colorado
                Medical Center)                                                              6.000     05/15/2020           31,400
-----------------------------------------------------------------------------------------------------------------------------------
    1,220,000   CO Health Facilities Authority Health & Residential
                Care Facilities (Volunteers of America)                                      6.000     07/01/2029        1,258,320
-----------------------------------------------------------------------------------------------------------------------------------
    9,085,000   CO Health Facilties Authority (Catholic Health
                Initiatives) 1                                                               5.500     03/01/2022        9,805,498
-----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   CO International Center Metropolitan District No.3                           6.500     12/01/2035        1,923,860
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Colorado Springs, CO Utilities                                               5.250     11/15/2022          100,715
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Copperleaf, CO Metropolitan District No. 2                                   5.850     12/01/2026          520,205
-----------------------------------------------------------------------------------------------------------------------------------
      625,000   Copperleaf, CO Metropolitan District No. 2                                   5.950     12/01/2036          650,144
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Crystal Crossing, CO Metropolitan District                                   6.000     12/01/2036          520,825
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Denver, CO City & County Airport                                             5.125     11/15/2015           86,395
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Denver, CO Health & Hospital Authority, Series A                             5.375     12/01/2028          117,964
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   Denver, CO Urban Renewal Authority                                           9.125     09/01/2017          339,345
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Elbert & Highway 86, CO Metropolitan District                                5.750     12/01/2036          502,715
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Elkhorn Ranch, CO Metropolitan District                                      6.375     12/01/2035        1,057,430
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Fairplay, CO Sanitation District                                             5.250     12/15/2031          175,186
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Fallbrook, CO Metropolitan District                                          5.625     12/01/2026          506,475
-----------------------------------------------------------------------------------------------------------------------------------
    2,460,000   Goodman, CO Metropolitan District                                           12.000     06/01/2019        3,819,445
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   High Plains, CO Metropolitan District                                        6.250     12/01/2035          537,575
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Horse Creek, CO Metropolitan District                                        5.750     12/01/2036          502,350
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Huntington Trails, CO Metropolitan District                                  6.250     12/01/2036          526,670
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Kiowa, CO Water & Sewer                                                      5.500     12/01/2030        1,223,364
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Lambertson Farms, CO Metropolitan District No. 1                             6.100     12/01/2035        1,256,675
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Liberty Ranch, CO Metropolitan District                                      6.250     12/01/2036          525,910
-----------------------------------------------------------------------------------------------------------------------------------
      625,000   Madre, CO Metropolitan District No. 2                                        5.500     12/01/2036          631,694
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Metex, CO Metropolitan District                                              5.300     12/01/2012           50,939
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Midcities, CO Metropolitan District No. 2                                    5.125     12/01/2030        7,395,990
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Municipal Subdistrict Northern CO Water
                Conservancy District                                                         5.250     12/01/2015           35,653
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Murphy Creek, CO Metropolitan District No. 3                                 6.000     12/01/2026        1,051,600
-----------------------------------------------------------------------------------------------------------------------------------
    2,850,000   Murphy Creek, CO Metropolitan District No. 3                                 6.125     12/01/2035        3,001,307
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Northwest CO Metropolitan District No. 3                                     6.125     12/01/2025        1,068,710
-----------------------------------------------------------------------------------------------------------------------------------
    1,875,000   Northwest CO Metropolitan District No. 3                                     6.250     12/01/2035        2,006,494
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Park Creek, CO Metropolitan District                                         5.500     12/01/2030        2,134,080
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Park Creek, CO Metropolitan District                                         5.500     12/01/2037        5,313,250
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Prairie Center, CO Metropolitan District No. 3                               5.250     12/15/2021          509,235
-----------------------------------------------------------------------------------------------------------------------------------
      815,000   Prairie Center, CO Metropolitan District No. 3                               5.400     12/15/2031          830,941
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Regency, CO Metropolitan District                                            5.750     12/01/2036          762,443
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Ridges, CO Metropolitan District Mesa County                                 6.100     10/15/2013           20,037
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   SBC Metropolitan, CO District                                                5.000     12/01/2020        2,096,620
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   SBC Metropolitan, CO District                                                5.000     12/01/2025        2,342,318
-----------------------------------------------------------------------------------------------------------------------------------


                       6 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,440,000   SBC Metropolitan, CO District                                                5.000%    12/01/2029   $    1,491,797
-----------------------------------------------------------------------------------------------------------------------------------
    5,330,000   SBC Metropolitan, CO District                                                5.000     12/01/2034        5,529,395
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   Silver Dollar, CO Metropolitan District                                      5.100     12/01/2030          283,856
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Silver Peaks, CO Metropolitan District                                       5.750     12/01/2036          502,715
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Sorrell Ranch, CO Metropolitan District                                      6.750     12/15/2036        1,014,720
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southlands, CO Medical District                                              7.000     12/01/2024        1,110,600
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Southlands, CO Medical District                                              7.125     12/01/2034        4,446,920
-----------------------------------------------------------------------------------------------------------------------------------
      685,000   Tallgrass, CO Metropolitan District                                          5.250     12/01/2037          690,925
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   Tallyns Reach, CO Metropolitan District No. 3                                5.100     12/01/2026          547,954
-----------------------------------------------------------------------------------------------------------------------------------
    2,695,000   Tower, CO Metropolitan District                                              5.000     12/01/2029        2,808,513
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Traditions, CO Metropolitan District No. 2                                   5.750     12/01/2036          503,815
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   University of CO Hospital Authority                                          5.200     11/15/2017           30,785
-----------------------------------------------------------------------------------------------------------------------------------
    4,750,000   Vista Ridge, CO Metropolitan District                                        5.125     12/01/2040        4,974,010
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Wheatlands, CO Metropolitan District                                         6.000     12/01/2025        1,045,280
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Wildgrass, CO Metropolitan District                                          6.200     12/01/2034          540,440
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Woodmen Heights, CO Metropolitan District No. 1                              6.750     12/01/2020          266,460
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   Woodmen Heights, CO Metropolitan District No. 1                              7.000     12/01/2030        4,871,610
                                                                                                                    ---------------
                                                                                                                       107,339,407

CONNECTICUT--1.5%
       20,000   CT Devel. Authority (Church Homes)                                           5.800     04/01/2021           20,298
-----------------------------------------------------------------------------------------------------------------------------------
    1,220,000   CT Devel. Authority Pollution Control (Connecticut
                Light & Power Company)                                                       5.850     09/01/2028        1,275,059
-----------------------------------------------------------------------------------------------------------------------------------
    3,465,000   CT Devel. Authority Pollution Control (Western
                Massachusetts Electric Company)                                              5.850     09/01/2028        3,621,375
-----------------------------------------------------------------------------------------------------------------------------------
      660,000   CT H&EFA (Bridgeport Hospital)                                               5.375     07/01/2025          670,454
-----------------------------------------------------------------------------------------------------------------------------------
    1,010,000   CT H&EFA (Bridgeport Hospital)                                               6.625     07/01/2018        1,012,192
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                Foundation Obligated Group)                                                  5.250     07/01/2015           30,443
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CT H&EFA (Canterbury School)                                                 5.000     07/01/2036        1,042,890
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)                                      5.375     07/01/2026          223,485
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   CT H&EFA (Eastern Connecticut Health Network)                                5.000     07/01/2025        3,148,470
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CT H&EFA (Eastern Connecticut Health Network) 2                              5.125     07/01/2030        5,279,550
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   CT H&EFA (Lawrence & Memorial Hospital)                                      5.000     07/01/2013           20,017
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   CT H&EFA (New Britain General Hospital), Series B                            6.000     07/01/2024          645,541
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   CT H&EFA (Sacred Heart University)                                           5.000     07/01/2028           10,174
-----------------------------------------------------------------------------------------------------------------------------------
    4,430,000   CT H&EFA (University of Hartford)                                            5.250     07/01/2036        4,754,542
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   CT HFA                                                                       5.600     06/15/2017           61,291
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Georgetown, CT Special Taxing District                                       5.125     10/01/2036        1,505,490
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Mashantucket, CT Western Pequot Tribe, Series B                              5.500     09/01/2036        1,322,363
-----------------------------------------------------------------------------------------------------------------------------------
   10,150,000   Mashantucket, CT Western Pequot Tribe, Series B                              5.750     09/01/2027       10,385,480
-----------------------------------------------------------------------------------------------------------------------------------
      985,000   New Britain, CT Senior Citizens Hsg. (Nathan Hale
                Apartments)                                                                  6.875     07/01/2024        1,022,607
                                                                                                                    ---------------
                                                                                                                        36,051,721

DELAWARE--0.3%
    4,000,000   Bridgeville, DE Special Obligation (Heritage Shores)                         5.450     07/01/2035        4,058,920
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   DE EDA (General Motors Corp.)                                                5.600     04/01/2009          254,753
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   DE EDA (Peninsula United Methodist Homes)                                    6.200     05/01/2015           20,415
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   DE Health Facilities Authority (NMH/DDC/NAC
                Obligated Group)                                                             5.625     05/01/2032          163,088
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Kent County, DE Student Hsg. (Delaware State
                University Student Hsg. Foundation)                                          5.000     07/01/2025        1,140,821
-----------------------------------------------------------------------------------------------------------------------------------


                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   Kent County, DE Student Hsg. (Delaware State
                University Student Hsg. Foundation)                                          5.000%    07/01/2030   $    1,034,630
                                                                                                                    ---------------
                                                                                                                         6,672,627

DISTRICT OF COLUMBIA--0.7%
    2,060,000   District of Columbia Friendship Public Charter School                        5.000     06/01/2026        2,151,670
-----------------------------------------------------------------------------------------------------------------------------------
    2,600,000   District of Columbia Friendship Public Charter School                        5.000     06/01/2035        2,692,040
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   District of Columbia Friendship Public Charter School                        5.250     06/01/2033        2,099,960
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   District of Columbia Hospital
                (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group)                                 5.750     08/15/2026          183,874
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   District of Columbia Tobacco Settlement Financing
                Corp.                                                                        6.750     05/15/2040          670,500
-----------------------------------------------------------------------------------------------------------------------------------
   19,015,000   District of Columbia Tobacco Settlement Financing
                Corp. (TASC)                                                                 6.250 3   06/15/2046        1,826,771
-----------------------------------------------------------------------------------------------------------------------------------
   72,125,000   District of Columbia Tobacco Settlement Financing
                Corp. (TASC)                                                                 6.375 3   06/15/2046        6,549,671
                                                                                                                    ---------------
                                                                                                                        16,174,486

FLORIDA--16.6%
      950,000   Aberdeen, FL Community Devel. District                                       5.250     11/01/2015          956,147
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Amelia Walk, FL Community Devel. District Special
                Assessment                                                                   5.500     05/01/2037          714,693
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Arborwood, FL Community Devel. District (Centex
                Homes)                                                                       5.250     05/01/2016        1,004,630
-----------------------------------------------------------------------------------------------------------------------------------
    1,185,000   Arlington Ridge, FL Community Devel. District                                5.500     05/01/2036        1,209,198
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Ave Maria Stewardship, FL Community Devel. District                          5.125     05/01/2038          753,218
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000   Avelar Creek, FL Community Devel. District                                   5.375     05/01/2036        1,583,127
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Avignon Villages, FL Community Devel. District                               5.300     05/01/2014          501,040
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Avignon Villages, FL Community Devel. District                               5.400     05/01/2037          249,300
-----------------------------------------------------------------------------------------------------------------------------------
      460,000   Bahia Lakes, FL Community Devel. District                                    5.450     05/01/2037          466,366
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Bainebridge, FL Community Devel. District 5                                  5.500     05/01/2038          500,380
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Baker County, FL Hospital Authority                                          5.300     12/01/2023           66,988
-----------------------------------------------------------------------------------------------------------------------------------
    5,230,000   Bartram Park, FL Community Devel. District                                   5.300     05/01/2035        5,295,323
-----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Bay Laurel Center, FL Community Devel. District                              5.450     05/01/2037        1,933,117
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Bay, FL Medical Center                                                       5.650     10/01/2026          199,142
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Bay, FL Medical Center (Bay Medical Center)                                  5.000     10/01/2022           25,618
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Bay, FL Medical Center (Bay Medical Center)                                  5.550     10/01/2015           61,270
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   Bay, FL Medical Center (Bay Medical Center)                                  5.600     10/01/2019          183,848
-----------------------------------------------------------------------------------------------------------------------------------
      525,000   Baywinds, FL Community Devel. District                                       5.250     05/01/2037          527,053
-----------------------------------------------------------------------------------------------------------------------------------
    1,775,000   Beacon, FL Tradeport Community Devel. District                               7.250     05/01/2033        1,924,295
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Bluewaters, FL Community Devel. District Special
                Assessment                                                                   6.000     05/01/2035          129,674
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL Educational Facilities Authority
                (Nova Southeastern University)                                               5.625     04/01/2034           26,640
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Cape Coral, FL Health Facilities Authority (Gulf Care)                       5.625     10/01/2027           92,323
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Cape Coral, FL Health Facilities Authority (Gulf Care)                       6.000     10/01/2025          156,257
-----------------------------------------------------------------------------------------------------------------------------------
      545,000   Cascades, FL Groveland Community Devel. District                             5.300     05/01/2036          549,464
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   Century Gardens, FL Community Devel. District                                5.100     05/01/2037          350,406
-----------------------------------------------------------------------------------------------------------------------------------


                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,500,000   Chapel Creek, FL Community Devel. District Special
                Assessment                                                                   5.500%    05/01/2038   $    3,578,505
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Charlotte County, FL Utility                                                 5.000     10/01/2023           10,241
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Clearwater Cay, FL Community Devel. District                                 5.500     05/01/2037        1,020,990
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Clearwater, FL Gas System                                                    5.000     09/01/2023          101,331
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   Clearwater, FL Hsg. Authority (Hamptons at Clearwater)                       5.350     05/01/2024          368,206
-----------------------------------------------------------------------------------------------------------------------------------
    3,635,000   Concorde Estates, FL Community Devel. District                               5.850     05/01/2035        3,833,071
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Connerton West, FL Community Devel. District                                 5.125     05/01/2016        1,358,708
-----------------------------------------------------------------------------------------------------------------------------------
    1,685,000   Copperstone, FL Community Devel. District                                    5.200     05/01/2038        1,690,864
-----------------------------------------------------------------------------------------------------------------------------------
    2,700,000   Cordoba Ranch, FL Community Devel. District
                Special Assessment                                                           5.550     05/01/2037        2,766,285
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Creekside, FL Community Devel. District                                      5.200     05/01/2038        1,258,338
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Crestview II, FL Community Devel. District Special
                Assessment                                                                   5.600     05/01/2037          411,240
-----------------------------------------------------------------------------------------------------------------------------------
      875,000   Crosscreek, FL Community Devel. District                                     5.500     05/01/2017          892,876
-----------------------------------------------------------------------------------------------------------------------------------
      425,000   Crosscreek, FL Community Devel. District                                     5.600     05/01/2039          433,245
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Cypress Creek of Hillsborough County, FL
                Community Devel. District                                                    5.350     05/01/2037        6,056,340
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Dade County, FL Aviation (Miami International Airport)                       5.125     10/01/2027           66,186
-----------------------------------------------------------------------------------------------------------------------------------
    1,215,000   Dade County, FL Aviation (Miami International Airport)                       5.600     10/01/2026        1,240,794
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Dade County, FL GO (Seaport)                                                 5.125     10/01/2026          269,176
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Dade County, FL GO (Seaport)                                                 5.450     10/01/2016          255,325
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Dade County, FL Health Facilities Authority (Baptist
                Hospital of Miami)                                                           5.250     05/15/2021           50,032
-----------------------------------------------------------------------------------------------------------------------------------
    1,820,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)                         8.000     06/01/2022        1,839,383
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Dade County, FL Special Obligation                                           5.000     10/01/2035           35,403
-----------------------------------------------------------------------------------------------------------------------------------
      695,000   Dade County, FL Water & Sewer System                                         5.250     10/01/2026          705,432
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Destin, FL Community Redevel. Agency (Town Center Area)                      5.300     05/01/2027           25,365
-----------------------------------------------------------------------------------------------------------------------------------
    1,930,000   Double Branch, FL Special Assessment Community Devel. District               6.700     05/01/2034        2,144,462
-----------------------------------------------------------------------------------------------------------------------------------
    1,080,000   Durbin Crossing, FL Community Devel. District Special Assessment             5.250     11/01/2015        1,086,988
-----------------------------------------------------------------------------------------------------------------------------------
      670,000   East Homestead, FL Community Devel. District                                 5.000     05/01/2011          672,023
-----------------------------------------------------------------------------------------------------------------------------------
      990,000   East Homestead, FL Community Devel. District                                 5.375     05/01/2036          998,326
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   East Homestead, FL Community Devel. District                                 5.450     11/01/2036        1,420,384
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   Easton Park, FL Community Devel. District                                    5.200     05/01/2037          373,980
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Enclave at Black Point Marina, FL Community Devel. District                  5.200     05/01/2014          504,790
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Enclave at Black Point Marina, FL Community Devel. District                  5.400     05/01/2037          250,305
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Escambia County, FL Health Facilities Authority
                (Baptist Manor)                                                              5.125     10/01/2019           50,903
-----------------------------------------------------------------------------------------------------------------------------------
      920,000   Fiddlers Creek, FL Community Devel. District                                 5.875     05/01/2021          948,722
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Fiddlers Creek, FL Community Devel. District                                 6.000     05/01/2038        3,242,460
-----------------------------------------------------------------------------------------------------------------------------------
      830,000   FL Capital Trust Agency (AHF Florida LLC)                                    8.125     10/01/2038          875,376
-----------------------------------------------------------------------------------------------------------------------------------
    2,550,000   FL Capital Trust Agency (American Opportunity)                               5.875     06/01/2038        2,628,387
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           5.300     07/01/2035       10,235,600
-----------------------------------------------------------------------------------------------------------------------------------


                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           5.350%    07/01/2040   $    5,102,100
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           6.000     07/01/2040        6,099,540
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           8.000     07/01/2040        2,004,760
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   FL Capital Trust Agency (Seminole Tribe Convention)                          8.950     10/01/2033        1,464,552
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   FL Correctional Private Commission (350 Bed Youthful) COP                    5.000     08/01/2017           25,077
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL Dept. of Transportation (Alligator Alley)                                 5.125     07/01/2022           50,595
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL Dept. of Transportation (Alligator Alley)                                 5.125     07/01/2027           50,588
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   FL Gateway Services Community Devel. District (Sun City Center)              6.500     05/01/2033          260,710
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   FL HFA (The Vinyards)                                                        6.500     11/01/2025          355,929
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   FL Principal One Community Devel. District                                   5.650     05/01/2035        1,004,559
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   FL State Board of Education                                                  5.000     06/01/2024           60,049
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   FL Turnpike Authority (Dept. of Transportation)                              5.000     07/01/2019           30,361
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Flora Ridge, FL Educational Facilities Benefit District                      5.300     05/01/2037          501,730
-----------------------------------------------------------------------------------------------------------------------------------
    1,285,000   Forest Creek, FL Community Devel. District                                   5.450     05/01/2036        1,307,076
-----------------------------------------------------------------------------------------------------------------------------------
    5,750,000   Glades, FL Correctional Devel. Corp. (Glades County Detention)               7.375     03/01/2030        6,097,760
-----------------------------------------------------------------------------------------------------------------------------------
    3,625,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                     5.500     05/01/2038        3,670,603
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   Hawks Point, FL Community Devel. District                                    5.300     05/01/2039          375,720
-----------------------------------------------------------------------------------------------------------------------------------
    3,950,000   Heritage Bay, FL Community Devel. District                                   5.500     05/01/2036        4,029,237
-----------------------------------------------------------------------------------------------------------------------------------
      965,000   Heritage Harbour South, FL Community Devel. District                         6.500     05/01/2034        1,053,519
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   Heritage Isles, FL Community Devel. District                                 7.100     10/01/2023          212,919
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Heritage Plantation, FL Community Devel. District                            5.400     05/01/2037        1,268,238
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Hialeah, FL Capital Improvement                                              5.500     10/01/2018        1,397,426
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Hialeah, FL Hsg. Authority                                                   5.800     06/20/2033           10,602
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Highland Meadows, FL Community Devel. District
                Special Assessment, Series A                                                 5.500     05/01/2036          327,178
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Highlands County, FL Health Facilities
                Authority (Adventist)                                                        5.250     11/15/2028           10,334
-----------------------------------------------------------------------------------------------------------------------------------
    3,270,000   Highlands, FL Community Devel. District                                      5.000     05/01/2011        3,258,882
-----------------------------------------------------------------------------------------------------------------------------------
    5,800,000   Highlands, FL Community Devel. District                                      5.550     05/01/2036        5,937,228
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Hillsborough County, FL IDA (Senior Care Group)                              6.750     07/01/2029          769,148
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hillsborough County, FL IDA (Tampa General Hospital)                         5.400     10/01/2028           26,229
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Hillsborough County, FL IDA (University
                Community Hospital)                                                          5.625     08/15/2023        3,101,250
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Hillsborough County, FL School Board COP                                     5.375     07/01/2021           61,565
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Indian River County, FL Water & Sewer                                        5.250     09/01/2020           25,977
-----------------------------------------------------------------------------------------------------------------------------------
      920,000   Indigo, FL Community Devel. District                                         5.750     05/01/2036          939,909
-----------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Islands at Doral, FL Southwest Community
                Devel. District                                                              6.375     05/01/2035        1,750,432
-----------------------------------------------------------------------------------------------------------------------------------
    4,050,000   Jacksonville, FL Electric Authority                                          5.100     10/01/2032        4,107,591
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Jacksonville, FL Electric Authority                                          5.100     10/01/2032           50,720
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Electric Authority (Water & Sewer)                          5.250     10/01/2039           10,360
-----------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Jacksonville, FL Electric System 1                                           4.625     10/01/2022        7,508,138
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Jacksonville, FL Health Facilities Authority
                (Daughters of Charity Health Services of Austin)                             5.250     08/15/2027           35,490
-----------------------------------------------------------------------------------------------------------------------------------


                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,115,000   K-Bar Ranch, FL Community Devel. District Special
                Assessment                                                                   5.450%    05/01/2036   $    2,170,202
-----------------------------------------------------------------------------------------------------------------------------------
    2,935,000   Keys Cove, FL Community Devel. District                                      5.500     05/01/2036        2,994,933
-----------------------------------------------------------------------------------------------------------------------------------
    1,185,000   Keys Cove, FL Community Devel. District                                      5.875     05/01/2035        1,245,838
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Lake County, FL School Board COP 1                                           5.000     06/01/2030       10,490,900
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Lake Frances, FL Community Devel. District Special Assessment                5.300     05/01/2037          250,115
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Lakeland, FL Hospital System (Lakeland
                Regional Medical Center)                                                     5.250     11/15/2025           76,466
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Lakeside Landings, FL Devel. District                                        5.500     05/01/2038          252,200
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Landmark at Doral, FL Community Devel. District
                Special Assessment                                                           5.500     05/01/2038        1,022,210
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)                                 6.750     10/01/2032        4,863,330
-----------------------------------------------------------------------------------------------------------------------------------
    2,150,000   Lucaya, FL Community Devel. District                                         5.375     05/01/2035        2,183,734
-----------------------------------------------------------------------------------------------------------------------------------
      585,000   Madison County, FL Mtg. (Twin Oaks)                                          6.000     07/01/2025          607,768
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Magnolia West, FL Community Devel. District
                Special Assessment                                                           5.350     05/01/2037        1,511,190
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Marion County, FL Hospital District (Munroe
                Regional Medical Center)                                                     5.625     10/01/2024           99,836
-----------------------------------------------------------------------------------------------------------------------------------
    1,925,000   Marsh Harbor, FL Community Devel. District, Series A                         5.450     05/01/2036        1,955,550
-----------------------------------------------------------------------------------------------------------------------------------
    1,615,000   Meadow Woods, FL Community Devel. District Special Assessment                6.050     05/01/2035        1,708,799
-----------------------------------------------------------------------------------------------------------------------------------
    3,050,000   Mediterranea, FL Community Devel. District Special Assessment                5.600     05/01/2037        3,135,705
-----------------------------------------------------------------------------------------------------------------------------------
    2,390,000   Miami Beach, FL Health Facilities Authority (Mt.
                Sinai Medical Center)                                                        6.800     11/15/2031        2,646,997
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Miami-Dade County, FL GO                                                     5.125     11/01/2022           15,385
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Midtown Miami, FL Community Devel. District Special Assessment               6.500     05/01/2037        2,758,825
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Mira Lago West, FL Community Devel. District                                 5.375     05/01/2036           90,831
-----------------------------------------------------------------------------------------------------------------------------------
    2,595,000   Miromar Lakes, FL Community Devel. District                                  6.875     05/01/2035        2,888,936
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Monterra, FL Community Devel. District Special Assessment                    5.000     11/01/2010          998,760
-----------------------------------------------------------------------------------------------------------------------------------
    1,625,000   Monterra, FL Community Devel. District Special Assessment                    5.125     11/01/2014        1,616,615
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Monterra, FL Community Devel. District Special Assessment                    5.500     05/01/2036          755,063
-----------------------------------------------------------------------------------------------------------------------------------
      985,000   Moody River, FL Estates Community Devel. District                            5.350     05/01/2036          989,846
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Myrtle Creek, FL Improvement District Special Assessment                     5.200     05/01/2037        1,498,860
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Naples, FL Hospital Revenue (Naples Community Hospital)                      5.500     10/01/2026          153,090
-----------------------------------------------------------------------------------------------------------------------------------
      590,000   Naturewalk, FL Community Devel. District                                     5.300     05/01/2016          588,372
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Naturewalk, FL Community Devel. District                                     5.500     05/01/2038          497,495
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   New Port Tampa Bay, FL Community Devel. District                             5.300     11/01/2012        1,011,160
-----------------------------------------------------------------------------------------------------------------------------------
    7,310,000   New Port Tampa Bay, FL Community Devel. District                             5.875     05/01/2038        7,594,578
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Northern Palm Beach, FL Improvement District                                 5.350     08/01/2041          250,860
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   Oak Creek, FL Community Devel. District Special Assessment                   5.800     05/01/2035          518,126
-----------------------------------------------------------------------------------------------------------------------------------
    7,835,000   Oakland, FL Charter School                                                   6.950     12/01/2032        8,413,850
-----------------------------------------------------------------------------------------------------------------------------------


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,345,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                                           5.250%    05/01/2012   $    1,352,102
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                                           5.400     05/01/2038          500,075
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Ocala, FL Capital Improvements COP                                           5.375     10/01/2022           25,154
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Orange County, FL Health Facilities Authority (GF
                Orlando/CFGH Obligated Group)                                                8.875     07/01/2021          333,018
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   Orange County, FL Health Facilities Authority (GF
                Orlando/CFGH Obligated Group)                                                9.000     07/01/2031          890,360
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Orange County, FL Tourist Devel. Tax                                         5.125     10/01/2021           25,393
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Palm Bay, FL Educational Facilities (Patriot Charter School)                 7.000     07/01/2036        1,381,975
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Palm Beach County, FL Health Facilities
                Authority(Boca Raton Community Hospital)                                     5.500     12/01/2021           31,627
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL Health Facilities
                Authority(Boca Raton Community Hospital)                                     5.625     12/01/2031           26,511
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Palm Beach County, FL Multifamily (Boynton Apartments) 6,7                   8.000     01/01/2014          144,832
-----------------------------------------------------------------------------------------------------------------------------------
    2,125,000   Palm Coast Park, FL Community Devel. District
                Special Assessment                                                           5.700     05/01/2037        2,184,734
-----------------------------------------------------------------------------------------------------------------------------------
    1,300,000   Palm Glades, FL Community Devel. District                                    4.850     05/01/2011        1,287,858
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Palm Glades, FL Community Devel. District                                    5.300     05/01/2036          327,662
-----------------------------------------------------------------------------------------------------------------------------------
      460,000   Palm River, FL Community Devel. District                                     5.150     05/01/2013          461,293
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   Palm River, FL Community Devel. District                                     5.375     05/01/2036          272,600
-----------------------------------------------------------------------------------------------------------------------------------
    2,820,000   Parkway Center, FL Community Devel. District, Series A                       6.125     05/01/2024        3,007,051
-----------------------------------------------------------------------------------------------------------------------------------
    1,815,000   Parkway Center, FL Community Devel. District, Series A                       6.300     05/01/2034        1,959,674
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Pinellas County, FL Educational Facilities Authority
                (Barry University)                                                           5.375     10/01/2028           51,226
-----------------------------------------------------------------------------------------------------------------------------------
    7,910,000   Pinellas County, FL Educational Facilities Authority
                (Eckerd College)                                                             5.250     10/01/2029        8,455,078
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port Everglades, FL Authority, Series A                                      5.000     09/01/2016           24,998
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)                      5.350     07/01/2027          502,100
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Port St. Lucie, FL Utility, Series A                                         5.125     09/01/2027          136,835
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Portico, FL Community Devel. District                                        5.450     05/01/2037          767,400
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000   Quarry, FL Community Devel. District                                         5.250     05/01/2016        9,041,670
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Quarry, FL Community Devel. District                                         5.250     05/01/2036          702,639
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Quarry, FL Community Devel. District                                         5.500     05/01/2036        2,545,750
-----------------------------------------------------------------------------------------------------------------------------------
   11,350,000   Renaissance Commons, FL Community Devel.
                District, Series A                                                           5.600     05/01/2036       11,587,556
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Reunion East, FL Community Devel. District                                   5.800     05/01/2036          260,870
-----------------------------------------------------------------------------------------------------------------------------------
    6,025,000   Reunion East, FL Community Devel. District, Series A                         7.375     05/01/2033        6,779,571
-----------------------------------------------------------------------------------------------------------------------------------
    2,470,000   Reunion West, FL Community Devel. District                                   6.250     05/01/2036        2,628,401
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   River Glen, FL Community Devel. District
                Special Assessment                                                           5.450     05/01/2038        2,541,775
-----------------------------------------------------------------------------------------------------------------------------------
      930,000   Riverwood Estates, FL Community Devel.
                District Special Assessment                                                  5.350     05/01/2037          924,355
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Rolling Hills, FL Community Devel. District                                  5.450     05/01/2037          254,358
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Santa Rosa Bay, FL Bridge Authority                                          6.250     07/01/2028          372,891
-----------------------------------------------------------------------------------------------------------------------------------


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,500,000   Sarasota, FL National Commmunity Devel. District
                Special Assessment                                                           5.300%    05/01/2039   $    2,504,425
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Shingle Creek, FL Community Devel. District                                  6.100     05/01/2025        2,142,200
-----------------------------------------------------------------------------------------------------------------------------------
    2,350,000   Shingle Creek, FL Community Devel. District                                  6.125     05/01/2037        2,490,483
-----------------------------------------------------------------------------------------------------------------------------------
    1,285,000   Sonoma Bay, FL Community Devel. District, Series A                           5.450     05/01/2036        1,305,393
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   South Lake County, FL Hospital District (Orlando
                Regional Healthcare System)                                                  5.800     10/01/2034           77,984
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   South Miami, FL Health Facilities Authority
                (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)                                     5.375     10/01/2016          100,587
-----------------------------------------------------------------------------------------------------------------------------------
    1,280,000   South-Dade, FL Venture Community Devel. District                             6.125     05/01/2034        1,368,960
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   St. John's Forest, FL Community Devel. District,
                Series A                                                                     6.125     05/01/2034        3,186,660
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   St. Johns County, FL IDA (St. John's County Welfare
                Federation)                                                                  5.250     10/01/2041          405,916
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Stonebrier, FL Community Devel. District                                     5.500     05/01/2037        1,020,990
-----------------------------------------------------------------------------------------------------------------------------------
      915,000   Stonegate, FL Community Devel. District                                      6.000     05/01/2024          997,323
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Stonegate, FL Community Devel. District                                      6.125     05/01/2034        1,091,110
-----------------------------------------------------------------------------------------------------------------------------------
      765,000   Summerville, FL Community Devel. District                                    5.500     05/01/2036          780,621
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Sweetwater Creek, FL Community Devel. District                               5.500     05/01/2038          754,245
-----------------------------------------------------------------------------------------------------------------------------------
    4,880,000   Town Center, FL at Palm Coast Community Devel.
                District                                                                     6.000     05/01/2036        5,116,924
-----------------------------------------------------------------------------------------------------------------------------------
    6,555,000   Two Creeks, FL Community Devel. District                                     5.250     05/01/2037        6,575,976
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   University of Central FL (University Hsg.)                                   5.500     10/01/2021           35,266
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Verandah East, FL Community Devel. District                                  5.400     05/01/2037        2,561,575
-----------------------------------------------------------------------------------------------------------------------------------
    1,645,000   Verandah, FL Community Devel District                                        5.250     05/01/2036        1,652,616
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Villa Portofino East, FL Community Devel. District                           5.200     05/01/2037        1,001,160
-----------------------------------------------------------------------------------------------------------------------------------
    1,755,000   Villa Portofino West, FL Community Devel. District                           5.350     05/01/2036        1,775,621
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   Village, FL Community Devel. District, Series A                              6.100     05/01/2034          966,438
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Village, FL Community Devel. District, Series A                              6.500     05/01/2033          816,750
-----------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Villages of Westport, FL Community Devel. District                           5.700     05/01/2035        1,628,016
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Villagewalk of Bonita Springs, FL Community Devel.
                District                                                                     5.150     05/01/2038          992,800
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Vista, FL Community Devel. District Special
                Assessment                                                                   5.375     05/01/2037        2,004,240
-----------------------------------------------------------------------------------------------------------------------------------
   10,200,000   Volusia County, FL EDC (Embry-Riddle Aeronautical
                University) 1                                                                5.000     10/15/2025       10,661,142
-----------------------------------------------------------------------------------------------------------------------------------
   31,600,000   Volusia County, FL EDC (Embry-Riddle Aeronautical
                University) 1                                                                5.000     10/15/2035       32,869,846
-----------------------------------------------------------------------------------------------------------------------------------
    1,660,000   Volusia County, FL EDC (Embry-Riddle Aeronautical
                University)                                                                  5.000     10/15/2025        1,735,049
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   Volusia County, FL EDC (Embry-Riddle Aeronautical
                University)                                                                  5.000     10/15/2035          176,831
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                                           5.125     05/01/2013        1,502,295
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                                           5.500     05/01/2037        2,547,775
-----------------------------------------------------------------------------------------------------------------------------------
    4,700,000   Watergrass, FL Community Devel. District                                     4.875     11/01/2010        4,659,768
-----------------------------------------------------------------------------------------------------------------------------------
    4,920,000   Waters Edge, FL Community Devel. District                                    5.300     05/01/2036        4,960,295
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   Waters Edge, FL Community Devel. District                                    5.350     05/01/2039          909,288
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Waters Edge, FL Community Devel. District                                    5.400     05/01/2039          253,468
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Waterstone, FL Community Devel. District                                     5.500     05/01/2018        1,261,813
-----------------------------------------------------------------------------------------------------------------------------------
    3,985,000   Wentworth Estates, FL Community Devel. District                              5.125     11/01/2012        3,996,357
-----------------------------------------------------------------------------------------------------------------------------------


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,775,000   Wentworth Estates, FL Community Devel. District                              5.625%    05/01/2037   $    3,877,680
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   West Palm Beach, FL Utility System                                           5.000     10/01/2027           20,070
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   West Villages, FL Improvement District                                       5.500     05/01/2037        3,516,835
-----------------------------------------------------------------------------------------------------------------------------------
    5,500,000   West Villages, FL Improvement District                                       5.800     05/01/2036        5,669,070
-----------------------------------------------------------------------------------------------------------------------------------
    5,075,000   Westridge, FL Community Devel. District                                      5.800     05/01/2037        5,161,630
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Westside, FL Community Devel. District                                       5.650     05/01/2037        6,172,920
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Winter Garden Village at Fowler Groves, FL
                Community Devel. District Special Tax                                        5.650     05/01/2037        1,552,935
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   World Commerce, FL Community Devel. District
                Special Assessment                                                           5.500     05/01/2038          696,603
-----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   World Commerce, FL Community Devel. District
                Special Assessment                                                           6.500     05/01/2036        3,009,608
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Wyld Palms, FL Community Devel. District                                     5.400     05/01/2015        1,756,983
-----------------------------------------------------------------------------------------------------------------------------------
      840,000   Wyld Palms, FL Community Devel. District                                     5.500     05/01/2038          841,596
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Zephyr Ridge, FL Community Devel. District                                   5.250     05/01/2013          499,615
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Zephyr Ridge, FL Community Devel. District                                   5.625     05/01/2037        1,008,970
                                                                                                                    ---------------
                                                                                                                       409,832,178

GEORGIA--4.3%
   13,410,000   Athens, GA Area Facilities Corp. COP (Georgia Dept.
                of Labor)                                                                    5.000     06/15/2037       13,955,385
-----------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                           6.000     07/01/2036       14,541,800
-----------------------------------------------------------------------------------------------------------------------------------
    3,905,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 2                                                         6.250     07/01/2024        4,485,361
-----------------------------------------------------------------------------------------------------------------------------------
    2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 2                                                         6.250     07/01/2036        2,815,528
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Atlanta, GA HDC (Bedford Tower)                                              6.250     01/01/2015           15,129
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Atlanta, GA Tax Allocation (Eastside)                                        5.400     01/01/2020        1,034,280
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Atlanta, GA Tax Allocation (Eastside)                                        5.600     01/01/2030        2,605,700
-----------------------------------------------------------------------------------------------------------------------------------
    1,235,000   Atlanta, GA Tax Allocation (Princeton Lakes)                                 5.500     01/01/2031        1,266,122
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Atlanta, GA Urban Residential Finance Authority
                (Morehouse College)                                                          5.750     12/01/2014          131,494
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Clark County, GA Hospital Authority (Athens
                Regional Medical)                                                            5.250     01/01/2029           10,288
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, GA Building Authority                                              5.500     04/01/2013           51,067
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   De Kalb County, GA Devel. Authority (General
                Motors Corp.)                                                                6.000     03/15/2021           20,443
-----------------------------------------------------------------------------------------------------------------------------------
    9,545,000   De Kalb County, GA Devel. Authority Public Purpose                           5.500     12/10/2023        9,923,555
-----------------------------------------------------------------------------------------------------------------------------------
      995,000   De Kalb County, GA Hsg. Authority (Alternative Hsg.
                Snapwoods)                                                                   5.500     12/20/2032        1,034,203
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   De Kalb County, GA Hsg. Authority (Spring Chase
                Apartments)                                                                  5.400     11/01/2030           10,238
-----------------------------------------------------------------------------------------------------------------------------------
    3,805,000   East Point, GA (Camp Creek), Series B                                        8.000     02/01/2026        4,330,889
-----------------------------------------------------------------------------------------------------------------------------------
    5,695,000   East Point, GA (Camp Creek), Series B                                        8.000     02/01/2026        6,482,106
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Fulton County, GA Devel. Authority (Georgia Tech
                Foundation Facilities)                                                       5.000     09/01/2027           45,787
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Fulton County, GA Hospital Authority (Northside
                Hospital)                                                                    5.125     10/01/2016           50,048
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Fulton County, GA Hospital Authority (Northside
                Hospital)                                                                    5.375     10/01/2012           10,011
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Fulton County, GA Residential Care Facilities
                (Canterbury Court)                                                           6.125     02/15/2034        2,116,640
-----------------------------------------------------------------------------------------------------------------------------------


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   GA HFA (Hunters Grove)                                                       5.850%    01/01/2017   $       25,530
-----------------------------------------------------------------------------------------------------------------------------------
   11,260,000   GA Municipal Electric Authority 1                                            6.500     01/01/2017       13,231,176
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   GA Municipal Electric Authority, Series A                                    5.000     11/01/2024          120,622
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   GA Municipal Electric Authority, Series X                                    6.500     01/01/2012          533,375
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Gainesville & Hall County, GA Hospital Authority
                (NEGHS/NEGMC/NEGHR Obligated Group)                                          5.375     05/15/2024           30,959
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Gainesville & Hall County, GA Hospital Authority
                (NEGHS/NEGMC/NEGHR Obligated Group)                                          5.500     05/15/2031           51,884
-----------------------------------------------------------------------------------------------------------------------------------
    4,450,000   Gainesville, GA Redevel. Authority (Riverside
                Military Academy)                                                            5.125     03/01/2027        4,572,598
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   Gainesville, GA Redevel. Authority (Riverside
                Military Academy)                                                            5.125     03/01/2037        3,581,235
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Gwinnett County, GA Hospital Authority (Gwinnett
                Hospital System)                                                             5.000     09/01/2013           75,063
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Gwinnett County, GA Hospital Authority (Gwinnett
                Hospital System)                                                             5.000     09/01/2019          115,094
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Milledgeville & Baldwin County, GA Devel.
                Authority (Georgia College & State University
                Foundation Property III)                                                     6.000     09/01/2033        2,756,550
-----------------------------------------------------------------------------------------------------------------------------------
    2,408,000   Northwestern Gwinnett County, GA Facilities Corp.
                COP (Dept. of Labor)                                                         5.000     06/15/2021        2,520,935
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   Northwestern Gwinnett County, GA Facilities Corp.
                COP (Dept. of Motor Vehicle Safety)                                          5.000     06/15/2021          994,555
-----------------------------------------------------------------------------------------------------------------------------------
    4,465,000   Northwestern Gwinnett County, GA Facilities Corp.
                II COP (Georgia Dept. of Driver Services)                                    5.000     06/15/2028        4,694,456
-----------------------------------------------------------------------------------------------------------------------------------
    1,770,000   Northwestern Gwinnett County, GA Facilities Corp.
                II COP (Georgia Dept. of Driver Services)                                    5.000     06/15/2028        1,860,960
-----------------------------------------------------------------------------------------------------------------------------------
    3,180,000   Northwestern Gwinnett County, GA Facilities Corp.
                II COP (Georgia Dept. of Driver Services)                                    5.000     06/15/2029        3,343,420
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Private Colleges & Universities Authority, GA (Emory
                University)                                                                  5.125     11/01/2027           20,305
-----------------------------------------------------------------------------------------------------------------------------------
      860,000   Private Colleges & Universities Authority, GA
                (Mercer University)                                                          5.375     10/01/2029          879,789
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Private Colleges & Universities Authority, GA
                (Mercer University)                                                          5.375     06/01/2031            5,173
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Richmond County, GA Water & Sewer                                            5.125     10/01/2017           15,290
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Savannah, GA EDA (Skidway Health & Living
                Services)                                                                    7.400     01/01/2024          549,335
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Savannah, GA EDA (University Financing
                Foundation)                                                                  6.750     11/15/2020           32,948
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Savannah, GA EDA (University Financing
                Foundation)                                                                  6.750     11/15/2031          214,364
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Savannah, GA Resource Recovery Devel. Authority                              5.100     08/01/2014           20,064
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Smyrna, GA Hospital Authority (Emory-Adventist)                              5.500     08/01/2026           30,546
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Ware County, GA Hospital Authority (Southeast
                Health Unit)                                                                 6.625     03/01/2017           46,301
                                                                                                                    ---------------
                                                                                                                       105,258,601

HAWAII--0.7%
      130,000   Hawaii County, HI Improvement District No. 17
                (Kaloko Subdivision)                                                         7.375     08/01/2011          135,808
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   HI Airports System 1                                                         6.000     07/01/2020       10,691,250
-----------------------------------------------------------------------------------------------------------------------------------


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   4,200,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Nui)                                                                 8.000%    11/15/2033   $    4,862,844
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                             7.875     11/15/2023          578,260
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   HI HFDC (Single Family Mtg.)                                                 5.450     07/01/2017          154,586
                                                                                                                    ---------------
                                                                                                                        16,422,748

IDAHO--1.8%
   17,125,000   ID Health Facilities Authority (Portneuf Medical
                Center) 1                                                                    5.000     09/01/2035       17,701,088
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. Agency (Multifamily Hsg.)                                            6.700     07/01/2024           20,024
-----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Madison County, ID Hospital COP                                              5.250     09/01/2037        1,952,801
-----------------------------------------------------------------------------------------------------------------------------------
   16,870,000   Nez Perce County, ID Pollution Control (Potlatch
                Corp.)                                                                       6.000     10/01/2024       17,134,353
-----------------------------------------------------------------------------------------------------------------------------------
    5,360,000   Pocatello, ID Devel. Authority Revenue Allocation
                Tax Increment, Series A                                                      6.000     08/01/2028        5,414,297
-----------------------------------------------------------------------------------------------------------------------------------
    2,980,000   Twin Falls, ID Urban Renewal Agency, Series A                                5.450     08/01/2022        3,020,230
                                                                                                                    ---------------
                                                                                                                        45,242,793

ILLINOIS--7.7%
      600,000   Annawan, IL Tax Increment (Patriot Renewable
                Fuels)                                                                       5.625     01/01/2018          599,280
-----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   Bedford Park, IL Tax                                                         5.125     12/30/2018        1,860,697
-----------------------------------------------------------------------------------------------------------------------------------
      990,000   Bryant, IL Pollution Control (Central Illinois Light
                Company)                                                                     5.900     08/01/2023          997,534
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   Carol Stream, IL Tax (Geneva Crossing)                                       5.000     12/30/2021          356,274
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Cary, IL Special Tax (Special Service Area No. 1)                            5.000     03/01/2030        1,036,430
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Cary, IL Special Tax (Special Service Area No. 2)                            5.000     03/01/2030        2,072,860
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Chicago, IL Board of Education (Chicago School
                Reform)                                                                      5.250     12/01/2027          200,201
-----------------------------------------------------------------------------------------------------------------------------------
      315,000   Chicago, IL Board of Education (Chicago School
                Reform)                                                                      5.250     12/01/2030          323,401
-----------------------------------------------------------------------------------------------------------------------------------
    1,515,000   Chicago, IL GO                                                               5.125     01/01/2025        1,526,469
-----------------------------------------------------------------------------------------------------------------------------------
   10,030,000   Chicago, IL Midway Airport, Series A                                         5.500     01/01/2029       10,143,841
-----------------------------------------------------------------------------------------------------------------------------------
   33,505,000   Chicago, IL O'Hare International Airport (American
                Airlines)                                                                    8.200     12/01/2024       33,940,565
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL O'Hare International Airport (Passenger
                Facility Charge)                                                             5.625     01/01/2014           50,569
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Chicago, IL Sales Tax                                                        5.250     01/01/2028           10,328
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Chicago, IL Tax (Pilsen Redevel.)                                            6.750     06/01/2022        5,476,200
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Chicago, IL Waterworks                                                       5.000     11/01/2025          177,580
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Cook County, IL (Jewish Federation)                                          6.000     08/15/2022           20,432
-----------------------------------------------------------------------------------------------------------------------------------
    2,400,000   Cook County, IL Community School District GO 2                               7.125     06/01/2024        3,131,784
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   Cortland, IL Special Tax (Sheaffer System)                                   5.500     03/01/2017        1,040,560
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Deerfield, IL Educational Facilities (Chicagoland
                Jewish High School)                                                          6.000     05/01/2041          514,170
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                                5.400     03/01/2016          282,428
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                                5.625     03/01/2036          335,402
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
                (Conservancy)                                                                5.375     03/01/2016        1,240,025
-----------------------------------------------------------------------------------------------------------------------------------


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      10,000   IL Devel. Finance Authority (Geneva School District
                School 304)                                                                  6.300%    06/01/2010   $       10,022
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                                    5.700     08/15/2026          145,206
-----------------------------------------------------------------------------------------------------------------------------------
   12,250,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                                    5.950     08/15/2026       12,377,645
-----------------------------------------------------------------------------------------------------------------------------------
      385,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                                     5.400     03/01/2028          385,427
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                                     5.400     03/01/2028          325,361
-----------------------------------------------------------------------------------------------------------------------------------
    1,625,000   IL Educational Facilities Authority (Augustana
                College)                                                                     5.625     10/01/2022        1,724,011
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   IL Educational Facilities Authority (Augustana
                College)                                                                     5.700     10/01/2032        3,159,810
-----------------------------------------------------------------------------------------------------------------------------------
    1,450,000   IL Educational Facilities Authority (Plum Creek
                Rolling Meadows)                                                             6.500     12/01/2037        1,485,612
-----------------------------------------------------------------------------------------------------------------------------------
    1,920,000   IL Finance Authority (Bethel Terrace Apartments)                             5.125     09/01/2025        1,930,867
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   IL Finance Authority (Clare Oaks)                                            6.000     11/15/2039        1,838,095
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   IL Finance Authority (Franciscan Communities)                                5.500     05/15/2027          769,770
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   IL Finance Authority (Franciscan Communities)                                5.500     05/15/2037          763,883
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village
                Schaumburg)                                                                  5.375     02/15/2025        2,043,860
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village
                Schaumburg)                                                                  5.625     02/15/2037        2,067,940
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   IL Finance Authority (Luther Oaks)                                           5.700     08/15/2028          505,765
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   IL Finance Authority (Luther Oaks)                                           6.000     08/15/2039          528,005
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   IL Finance Authority (Lutheran Hillside Village)                             5.250     02/01/2037        5,268,800
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IL Finance Authority (Lutheran Social Services of
                Illinois/Vesper Management Corp. Obligated
                Group)                                                                       5.125     08/15/2028          997,990
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   IL Finance Authority Student Hsg. (MJH Education
                Assistance)                                                                  5.125     06/01/2035        3,080,520
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IL GO                                                                        5.050     07/01/2013        1,011,970
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   IL GO                                                                        5.125     12/01/2010          201,630
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   IL GO                                                                        5.125     12/01/2011          100,810
-----------------------------------------------------------------------------------------------------------------------------------
    1,850,000   IL GO                                                                        5.125     12/01/2017        1,864,726
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   IL GO                                                                        5.250     02/01/2013        1,769,513
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IL GO                                                                        5.250     07/01/2022        1,012,080
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   IL Health Facilities Authority (Covenant Retirement
                Communities)                                                                 5.625     12/01/2032        5,352,600
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   IL Health Facilities Authority (EMH/EMHH/EMHS
                Obligated Group)                                                             5.625     01/01/2028           63,464
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   IL Health Facilities Authority (Holy Family Medical
                Center)                                                                      5.000     08/15/2027           10,100
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   IL Health Facilities Authority (Holy Family Medical
                Center)                                                                      5.125     08/15/2022           10,127
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   IL Health Facilities Authority (Lake Forest Hospital)                        6.000     07/01/2033        4,365,920
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   IL Health Facilities Authority (Loyola University)                           5.000     07/01/2024           50,565
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   IL Health Facilities Authority (Rockford Memorial
                Hospital/Rockford Memorial Health Services Corp.
                Obligated Group)                                                             5.000     08/15/2021           80,872
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   IL Health Facilities Authority (Sarah Bush Lincoln
                Health Center)                                                               5.750     02/15/2022           86,779
-----------------------------------------------------------------------------------------------------------------------------------


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     250,000   IL Health Facilities Authority (Sherman Health
                System)                                                                      5.500%    08/01/2012   $      253,430
-----------------------------------------------------------------------------------------------------------------------------------
   14,000,000   IL Health Facilities Authority (Sinai Health System) 1                       5.100     08/15/2033       14,550,550
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   IL Metropolitan Pier & Exposition Authority                                  5.250     06/15/2012          100,090
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   IL Metropolitan Pier & Exposition Authority                                  5.250     06/15/2027          172,251
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   IL Metropolitan Pier & Exposition Authority
                (McCormick Place Expansion) 1                                                5.000     12/15/2028       10,446,850
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Lake County, IL HFC, Series A                                                6.700     11/01/2014           40,068
-----------------------------------------------------------------------------------------------------------------------------------
    3,740,000   Lakemoor Village, IL Special Tax                                             5.000     03/01/2027        3,903,999
-----------------------------------------------------------------------------------------------------------------------------------
    2,725,000   Lincolnshire, IL Special Service Area No. 1 Special Tax
                (Sedgebrook)                                                                 6.250     03/01/2034        2,914,524
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                              5.250     01/01/2025        3,187,530
-----------------------------------------------------------------------------------------------------------------------------------
   13,330,000   Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                              5.250     01/01/2036       14,123,668
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                              5.500     01/01/2030        3,253,530
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000   Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                              5.500     01/01/2036        1,697,472
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                              7.125     01/01/2036        3,235,320
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Plano, IL Special Service Area No. 5                                         6.000     03/01/2036        1,315,400
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Quincy, IL (Blessing Hospital)                                               6.000     11/15/2018           40,050
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Schaumburg, IL Multifamily Hsg. (Plum Grove)                                 6.050     02/01/2031          518,785
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Southwestern, IL Devel. Authority (Eden Retirement
                Center)                                                                      5.850     12/01/2036          514,450
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000   Southwestern, IL Devel. Authority (Village of Sauget)                        5.625     11/01/2026        1,174,173
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   University of IL Health Services Facilities                                  5.800     10/01/2018          308,457
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Volo Village, IL Special Service Area (Lancaster Falls)                      5.750     03/01/2036        1,012,460
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Volo Village, IL Special Service Area (Remington
                Pointe)                                                                      6.450     03/01/2034        4,317,720
-----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   Yorkville, IL United City Special Services Area Special
                Tax (Bristol Bay)                                                            5.875     03/01/2036        1,891,467
-----------------------------------------------------------------------------------------------------------------------------------
    1,744,000   Yorkville, IL United City Special Services Area Special
                Tax (Raintree Village II)                                                    6.250     03/01/2035        1,868,888
                                                                                                                    ---------------
                                                                                                                       191,567,907
 INDIANA--1.8%
    1,425,000   Anderson, IN Economic Devel. (Anderson
                University)                                                                  5.000     10/01/2032        1,447,786
-----------------------------------------------------------------------------------------------------------------------------------
    4,815,000   Boone County, IN Redevel. Commission, Series A 2                             5.250     02/01/2034        5,119,260
-----------------------------------------------------------------------------------------------------------------------------------
    4,080,000   Dekalb City, IN Hospital Authority (Dekalb
                Memorial Hospital)                                                           5.000     08/01/2016        4,168,291
-----------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Hamilton County, IN Redevel. District (Thomas
                Electrics)                                                                   5.100     02/01/2031        1,623,008
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Hammond, IN Multi-School Building Corp.                                      5.500     07/15/2012          709,429
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   IN Devel. Finance Authority (USX Corp.)                                      5.600     12/01/2032           56,747
-----------------------------------------------------------------------------------------------------------------------------------
      330,000   IN Devel. Finance Authority (USX Corp.)                                      6.150     07/15/2022          337,013
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   IN Health Facility Financing Authority (Ancilla
                System)                                                                      5.250     07/01/2022           30,368
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   IN Health Facility Financing Authority (Deaconess
                Hospital)                                                                    5.500     03/01/2029           15,436
-----------------------------------------------------------------------------------------------------------------------------------


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      20,000   IN Health Facility Financing Authority (Hancock
                Memorial Hospital & Health Services)                                         6.125%    08/15/2017   $       20,368
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA (Single Family Mtg.)                                                  6.800     01/01/2017           15,359
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   IN Municipal Power Agency, Series A                                          5.300     01/01/2023           25,254
-----------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Indianapolis, IN Local Public Improvement Bond
                Bank 1                                                                       5.250     07/01/2033       13,961,675
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Marion County, IN Convention & Recreational
                Facilities Authority                                                         5.000     06/01/2027           60,941
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Marion County, IN Convention & Recreational
                Facilities Authority                                                         5.000     06/01/2027           25,447
-----------------------------------------------------------------------------------------------------------------------------------
    1,605,000   Marion, IN Redevel. District County Optional
                Income Tax                                                                   5.250     01/15/2025        1,702,407
-----------------------------------------------------------------------------------------------------------------------------------
    6,820,000   Nobelsville, IN Redevel. Authority (146th Street
                Extension)                                                                   5.250     02/01/2030        7,299,105
-----------------------------------------------------------------------------------------------------------------------------------
    4,750,000   North Manchester, IN (Estelle Peabody Memorial
                Home)                                                                        7.125     07/01/2022        4,975,340
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Petersburg, IN Pollution Control (Indianapolis Power
                & Light Company)                                                             5.400     08/01/2017           67,861
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Portage, IN Economic Devel. (Ameriplex)                                      5.000     07/15/2023        1,227,755
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Portage, IN Economic Devel. (Ameriplex)                                      5.000     01/15/2027        1,022,150
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   St. Joseph County, IN Economic Devel. (Holy Cross
                Village Notre Dame)                                                          6.000     05/15/2038          254,770
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Vanderburgh County, IN Redevel. Commission                                   5.250     02/01/2031        1,491,742
                                                                                                                    --------------
                                                                                                                        45,657,512
IOWA--3.0%
      400,000   Bremer County, IA Retirement Facilities (Bartels
                Lutheran)                                                                    5.125     11/15/2020          406,516
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Bremer County, IA Retirement Facilities (Bartels
                Lutheran)                                                                    5.375     11/15/2027          719,278
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Coralville, IA Ubran Renewal 5                                               5.125     06/01/2039          127,711
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Coralville, IA Urban Renewal 5                                               5.000     06/01/2047          199,922
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Coralville, IA Urban Renewal                                                 5.750     06/01/2028          258,148
-----------------------------------------------------------------------------------------------------------------------------------
    1,050,000   Coralville, IA Urban Renewal                                                 6.000     06/01/2036        1,094,436
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                                      5.875     12/01/2036        1,001,640
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hills, IA (Mercy Hospital)                                                   5.000     08/15/2028           25,503
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   IA City, IA Sewer                                                            5.500     07/01/2022           25,068
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   IA Finance Authority (Amity Fellowserve)                                     6.500     10/01/2036          776,813
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   IA Finance Authority (Boys & Girls Home & Family
                Services)                                                                    6.250     12/01/2028           51,635
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   IA Finance Authority (Boys & Girls Home)                                     5.900     12/01/2028          416,632
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   IA Finance Authority (Mercy Health Services)                                 5.250     08/15/2027          329,495
-----------------------------------------------------------------------------------------------------------------------------------
    1,235,000   IA Finance Authority Health Facilities (Care
                Initiatives)                                                                 5.500     07/01/2025        1,298,899
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   IA Finance Authority Multifamily Hsg. (Forest Glen
                Apartments)                                                                  5.600     11/01/2022           52,108
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                                           5.750     11/15/2019          504,740
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                                           6.000     11/15/2024        1,018,190
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                                           6.125     11/15/2032          931,797
-----------------------------------------------------------------------------------------------------------------------------------


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     350,000   IA Finance Authority Senior Hsg. (Bethany Manor)                             5.450%    11/01/2026   $      352,741
-----------------------------------------------------------------------------------------------------------------------------------
    4,185,000   IA Higher Education Loan Authority (Wartburg
                College)                                                                     5.250     10/01/2030        4,328,671
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   IA Higher Education Loan Authority (Wartburg
                College)                                                                     5.300     10/01/2037        3,102,840
-----------------------------------------------------------------------------------------------------------------------------------
    6,345,000   IA Tobacco Settlement Authority                                              5.375     06/01/2038        6,497,534
-----------------------------------------------------------------------------------------------------------------------------------
      520,000   IA Tobacco Settlement Authority                                              5.500     06/01/2042          540,285
-----------------------------------------------------------------------------------------------------------------------------------
    1,280,000   IA Tobacco Settlement Authority                                              5.625     06/01/2046        1,340,506
-----------------------------------------------------------------------------------------------------------------------------------
   46,250,000   IA Tobacco Settlement Authority (TASC) 1                                     5.625     06/01/2046       48,441,710
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Iowa City, IA Sewer                                                          5.750     07/01/2021           30,049
                                                                                                                    ---------------
                                                                                                                        73,872,867
KANSAS--0.7%
    1,700,000   Hays, KS Sales Tax                                                           6.000     01/01/2025        1,739,627
-----------------------------------------------------------------------------------------------------------------------------------
    2,735,000   KS Devel. Finance Authority (Luther Gardens) 2                               5.600     05/20/2034        3,023,406
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   KS Devel. Finance Authority (Stormont-Vail
                Healthcare)                                                                  5.800     11/15/2021           50,075
-----------------------------------------------------------------------------------------------------------------------------------
    1,850,000   KS Independent College Finance Authority
                (Newman University)                                                          4.875     10/01/2023        1,851,721
-----------------------------------------------------------------------------------------------------------------------------------
      550,000   KS Independent College Finance Authority
                (Newman University)                                                          5.000     10/01/2028          551,975
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   La Cygne, KS Pollution Control (Kansas Gas &
                Electric Company)                                                            5.100     03/01/2023           95,087
-----------------------------------------------------------------------------------------------------------------------------------
      735,000   Overland Park, KS Transportation Devel. District
                (Grass Creek)                                                                4.850     09/01/2016          748,326
-----------------------------------------------------------------------------------------------------------------------------------
    3,135,000   Overland Park, KS Transportation Devel. District
                (Grass Creek)                                                                5.125     09/01/2028        3,189,330
-----------------------------------------------------------------------------------------------------------------------------------
    2,485,000   Pittsburgh, KS Special Obligation (North Broadway
                Redevel.)                                                                    4.900     04/01/2024        2,515,889
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Sterling, KS Educational Facilities (Sterling College)                       5.375     11/01/2027           50,239
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Sterling, KS Educational Facilities (Sterling College)                       5.500     11/01/2032          301,305
-----------------------------------------------------------------------------------------------------------------------------------
    3,640,000   Wyandotte County/Kansas City, KS Transportation
                Devel. District (Legends Village West)                                       4.875     10/01/2028        3,664,461
                                                                                                                    ---------------
                                                                                                                        17,781,441
KENTUCKY--0.2%
       25,000   Jefferson County, KY Capital Projects Corp.                                  5.500     06/01/2028           25,535
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Jefferson County, KY Health Facilities (Alliant Health
                System)                                                                      5.125     10/01/2027           15,210
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   Jefferson County, KY Health Facilities (University
                Medical Center)                                                              5.500     07/01/2017          516,334
-----------------------------------------------------------------------------------------------------------------------------------
      970,000   Kenton County, KY Airport Special Facilities (Delta
                Airlines) 6,8                                                                7.250     02/01/2022          557,750
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   KY EDFA (St. Claire Medical Center)                                          5.625     09/01/2021          215,282
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Louisville & Jefferson County, KY Metropolitan
                Government (AHSI/AOLM Obligated Group)                                       5.000     10/01/2035        2,559,325
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Louisville & Jefferson County, KY Metropolitan
                Sewer District                                                               5.200     05/15/2025           40,657
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Springfield, KY Educational Devel. (St. Catherine
                College)                                                                     5.750     10/01/2035           15,593
                                                                                                                    ---------------
                                                                                                                         3,945,686


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.8%
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   Ascension Parish, LA Gravity Drain District No.
                1(East Ascension)                                                            5.450%    12/01/2009   $       25,033
-----------------------------------------------------------------------------------------------------------------------------------
    5,010,000   Calcasieu Parish, LA Industrial Devel. Board (Olin
                Corp.)                                                                       6.625     02/01/2016        5,361,752
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                Control (Entergy Gulf States)                                                5.450     07/01/2010           10,059
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Epps, LA COP 8                                                               8.000     06/01/2018           62,381
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Jefferson Parish, LA Finance Authority (Single Family
                Mtg.)                                                                        5.000     06/01/2038        6,325,380
-----------------------------------------------------------------------------------------------------------------------------------
   25,645,000   Jefferson Parish, LA Finance Authority (Single Family
                Mtg.)                                                                        5.250     12/01/2032       27,268,585
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   LA Local Government EF&CD Authority (Baton
                Rouge Student Hsg.)                                                          5.250     09/01/2035           36,493
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   LA Local Government EF&CD Authority (Bellemont
                Apartments)                                                                  6.000     09/01/2022        1,039,370
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   LA Local Government EF&CD Authority (Bellemont
                Apartments)                                                                  6.000     09/01/2027        1,811,478
-----------------------------------------------------------------------------------------------------------------------------------
    3,825,000   LA Local Government EF&CD Authority (Bellemont
                Apartments)                                                                  6.000     09/01/2035        3,948,624
-----------------------------------------------------------------------------------------------------------------------------------
      815,000   LA Local Government EF&CD Authority (Bellemont
                Apartments)                                                                  7.500     09/01/2016          853,199
-----------------------------------------------------------------------------------------------------------------------------------
    1,325,000   LA Local Government EF&CD Authority (Capital
                Projects and Equipment)                                                      6.550     09/01/2025        1,482,317
-----------------------------------------------------------------------------------------------------------------------------------
    6,155,000   LA Local Government EF&CD Authority (Oakleigh
                Apartments), Series A                                                        6.375     06/01/2038        6,581,049
-----------------------------------------------------------------------------------------------------------------------------------
    1,230,000   LA Local Government EF&CD Authority (Oakleigh
                Apartments), Series A                                                        7.500     06/01/2038        1,305,916
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   LA Public Facilities Authority (Dillard University)                          5.300     08/01/2026           26,432
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   LA Public Facilities Authority (Touro Infirmary)                             5.500     08/15/2019           46,172
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   LA Public Facilities Authority (Tulane University)                           5.000     11/15/2027          101,799
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   LA Public Facilities Authority (Tulane University)                           5.100     11/15/2021           15,345
-----------------------------------------------------------------------------------------------------------------------------------
   23,490,000   LA Tobacco Settlement Financing Corp. (TASC) 1                               5.875     05/15/2039       25,086,028
-----------------------------------------------------------------------------------------------------------------------------------
      525,000   LA Tobacco Settlement Financing Corp. (TASC)                                 5.875     05/15/2039          560,674
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Lakeshore Villages Master, LA Community Devel.
                District 5                                                                   5.250     07/01/2017        2,487,175
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   New Orleans, LA Aviation Board (Passenger Facility
                Charge)                                                                      6.000     09/01/2019          250,395
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N.
                Morial)                                                                      5.500     07/15/2018          135,456
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N.
                Morial)                                                                      5.600     07/15/2025          140,501
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   New Orleans, LA GO                                                           5.500     12/01/2021          276,093
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Orleans Parish, LA Parishwide School District                                5.125     09/01/2018           40,331
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Orleans Parish, LA Parishwide School District                                5.375     09/01/2021           20,020
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Orleans Parish, LA School Board                                              5.300     09/01/2013           25,027
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Orleans Parish, LA School Board                                              5.375     09/01/2018          160,160
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Pointe Coupee Parish, LA Pollution Control (Gulf
                State Utilities Company)                                                     6.700     03/01/2013          301,335
-----------------------------------------------------------------------------------------------------------------------------------
    7,500,000   St. Tammany Parish, LA Finance Authority (Single
                Family Mtg.)                                                                 5.250     12/01/2039        7,945,650
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   St. Tammany Parish, LA Hospital Service District ( St.
                Tammany Parish Hospital)                                                     5.000     07/01/2022          506,245
-----------------------------------------------------------------------------------------------------------------------------------


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                               COUPON      MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   West Feliciana Parish, LA Pollution Control (Entergy
                Gulf States)                                                                 7.000%    11/01/2015   $       25,272
                                                                                                                    ---------------
                                                                                                                        94,261,746
-----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.1%
    1,595,000   ME Hsg. Authority                                                            5.700     11/15/2015        1,639,788
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.3%
       25,000   Anne Arundel County, MD Multifamily Hsg. (Avalon
                Landing Apartments)                                                          6.150     07/01/2026           25,453
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   Baltimore, MD Convention Center                                              5.875     09/01/2039        1,015,721
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Baltimore, MD Wastewater                                                     5.125     07/01/2042           10,482
-----------------------------------------------------------------------------------------------------------------------------------
    2,300,000   Brunswick, MD Special Obligation (Brunswick
                Crossing)                                                                    5.500     07/01/2036        2,362,307
-----------------------------------------------------------------------------------------------------------------------------------
    7,585,000   Frederick County, MD Educational Facilities (Mount
                St. Mary's College)                                                          5.625     09/01/2038        8,127,555
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Frederick, MD (Carrollton Apartments)                                        5.850     03/01/2028          256,315
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   MD EDC Student Hsg. (Allegheny College Hsg.)                                 5.750     09/01/2020           26,620
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   MD EDC Student Hsg. (Allegheny College Hsg.)                                 6.000     09/01/2032           42,848
-----------------------------------------------------------------------------------------------------------------------------------
    4,900,000   MD EDC Student Hsg. (Bowie State University)                                 5.375     06/01/2033        4,778,970
-----------------------------------------------------------------------------------------------------------------------------------
      620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                             5.750     06/01/2029          637,310
-----------------------------------------------------------------------------------------------------------------------------------
      520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                             6.000     06/01/2030          539,588
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000   MD EDC Student Hsg. (Morgan State University)                                6.000     07/01/2022        1,617,430
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MD EDC Student Hsg. (Morgan State University)                                6.000     07/01/2034           52,410
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MD EDC Student Hsg. (University of Maryland)                                 5.625     10/01/2023        2,005,240
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   MD EDC Student Hsg. (University of Maryland)                                 5.750     10/01/2033        3,513,755
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   MD EDC Student Hsg. (University Village at
                Sheppard Pratt)                                                              6.000     07/01/2033           69,820
-----------------------------------------------------------------------------------------------------------------------------------
    4,115,000   MD H&HEFA (Civista Medical Center)                                           5.000     07/01/2037        4,261,329
-----------------------------------------------------------------------------------------------------------------------------------
      625,000   MD H&HEFA (Edenwald)                                                         5.200     01/01/2024          645,431
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald)                                                         5.400     01/01/2031          209,392
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald)                                                         5.400     01/01/2037          208,638
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   MD H&HEFA (Johns Hopkins Hospital)                                           5.375     07/01/2020           66,235
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   MD H&HEFA (Medstar Health)                                                   5.500     08/15/2033           21,307
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   MD H&HEFA (Montgomery General Hospital)                                      5.000     07/01/2023          223,168
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated
                Group)                                                                       5.250     07/01/2035           51,793
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Washington Christian Academy)                                     5.250     07/01/2018          204,476
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   MD Industrial Devel. Financing Authority (Our Lady
                of Good Counsel)                                                             5.500     05/01/2020          105,729
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   MD Industrial Devel. Financing Authority (Our Lady
                of Good Counsel)                                                             6.000     05/01/2035          161,381
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Prince Georges County, MD Special District (Victoria
                Falls)                                                                       5.250     07/01/2035        1,019,700
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Salisbury, MD Special Obligation (Villages at
                Aydelotte Farm)                                                              5.250     01/01/2037          754,178
                                                                                                                    ---------------
                                                                                                                        33,014,581
MASSACHUSETTS--2.6%
       70,000   Boston, MA Industrial Devel. Financing Authority
                (Boston Alzheimer's Center)                                                  5.900     02/01/2022           71,502
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   MA Devel Finance Agency (Orchard Cove) 5                                     5.250     10/01/2037          357,452
-----------------------------------------------------------------------------------------------------------------------------------
    1,755,000   MA Devel. Finance Agency (Boston Architectural
                College)                                                                     5.000     01/01/2027        1,839,924
-----------------------------------------------------------------------------------------------------------------------------------


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   6,210,000   MA Devel. Finance Agency (Boston Architectural
                College)                                                                     5.000%    01/01/2037   $    6,436,106
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Devel. Finance Agency (Boston Biomedical
                Research)                                                                    5.750     02/01/2029          103,694
-----------------------------------------------------------------------------------------------------------------------------------
    1,850,000   MA Devel. Finance Agency (Curry College)                                     5.000     03/01/2035        1,907,942
-----------------------------------------------------------------------------------------------------------------------------------
    3,370,000   MA Devel. Finance Agency (Curry College)                                     5.000     03/01/2036        3,486,568
-----------------------------------------------------------------------------------------------------------------------------------
    2,890,000   MA Devel. Finance Agency (Curry College)                                     5.250     03/01/2026        3,085,509
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   MA Devel. Finance Agency (Eastern Nazarene
                College)                                                                     5.625     04/01/2019          822,000
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA Devel. Finance Agency (Eastern Nazarene
                College)                                                                     5.625     04/01/2029        2,047,480
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   MA Devel. Finance Agency (Evergreen Center)                                  5.500     01/01/2035          268,094
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   MA Devel. Finance Agency (Loomis House/Loomis
                Communities Obligated Group)                                                 5.750     07/01/2023          627,556
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MA Devel. Finance Agency (Northern Berkshire
                Community Services)                                                          6.250     08/15/2029           52,299
-----------------------------------------------------------------------------------------------------------------------------------
    3,325,000   MA Devel. Finance Agency (Pacific Rim Charter
                Public School)                                                               5.125     06/01/2031        3,503,819
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   MA Devel. Finance Agency (Pharmacy & Allied
                Health Sciences)                                                             5.750     07/01/2033          979,470
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Devel. Finance Agency (Seven Hills Foundation
                & Affiliates)                                                                5.000     09/01/2035        1,038,250
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   MA Devel. Finance Agency (Symmes Life Care)                                  5.000     03/01/2035        1,294,163
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   MA H&EFA (Beverly Hospital Corp.)                                            5.250     07/01/2023           25,023
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   MA H&EFA (Boston College)                                                    5.250     06/01/2023           30,034
-----------------------------------------------------------------------------------------------------------------------------------
   14,045,000   MA H&EFA (Emerson Hospital) 1                                                5.000     08/15/2025       14,619,096
-----------------------------------------------------------------------------------------------------------------------------------
    3,845,000   MA H&EFA (Emerson Hospital)                                                  5.000     08/15/2035        3,972,539
-----------------------------------------------------------------------------------------------------------------------------------
    2,530,000   MA H&EFA (Fisher College)                                                    5.125     04/01/2037        2,579,183
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   MA H&EFA (Nichols College)                                                   6.125     10/01/2029        1,474,200
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   MA H&EFA (Schepens Eye Research Institute)                                   6.500     07/01/2028          160,436
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   MA H&EFA (South Shore Hospital)                                              5.500     07/01/2013          125,155
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)                                     5.300     11/15/2028           61,288
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   MA Industrial Finance Agency (Avon Associates)                               5.375     04/01/2020          271,199
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Industrial Finance Agency (Babson College)                                5.250     10/01/2027           30,752
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   MA Industrial Finance Agency (Concord Academy)                               5.500     09/01/2027          768,555
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   MA Industrial Finance Agency (St. John's High
                School)                                                                      5.350     06/01/2028          704,897
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   MA Turnpike Authority, Series A                                              5.000     01/01/2037          202,994
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   MA Turnpike Authority, Series A                                              5.000     01/01/2039           20,439
-----------------------------------------------------------------------------------------------------------------------------------
      440,000   MA Turnpike Authority, Series A                                              5.125     01/01/2017          449,249
-----------------------------------------------------------------------------------------------------------------------------------
      485,000   MA Turnpike Authority, Series A                                              5.125     01/01/2023          494,409
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Turnpike Authority, Series B                                              5.125     01/01/2023          101,940
-----------------------------------------------------------------------------------------------------------------------------------
    7,560,000   MA Turnpike Authority, Series B                                              5.125     01/01/2037        7,689,503
-----------------------------------------------------------------------------------------------------------------------------------
    1,510,000   MA Turnpike Authority, Series B                                              5.250     01/01/2029        1,541,650
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   Quincy, MA (Quincy Hospital)                                                 5.250     01/15/2016          230,244
                                                                                                                    ---------------
                                                                                                                        63,474,613
MICHIGAN--2.7%
       50,000   Byron Center, MI Public Schools                                              5.000     05/01/2024           50,521
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Clare County, MI Sewer Disposal System                                       5.850     11/01/2021           31,139
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Dearborn, MI EDC (OHC/UC Obligated Group)                                    5.750     11/15/2015           40,452
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Dearborn, MI EDC (OHC/UC Obligated Group)                                    5.875     11/15/2025          146,653
-----------------------------------------------------------------------------------------------------------------------------------


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      10,000   Detroit, MI Local Devel. Finance Authority                                   5.500%    05/01/2021   $       10,302
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Detroit, MI Sewer Disposal System 1                                          4.480     07/01/2032        7,007,000
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Detroit, MI Sewer Disposal System 5                                          4.184 4   07/01/2032       11,011,000
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Detroit, MI Water Supply System, Series A                                    5.000     07/01/2027           45,496
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Detroit, MI Wayne County Stadium Authority                                   5.250     02/01/2027           25,524
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Detroit, MI Wayne County Stadium Authority                                   5.500     02/01/2017           45,960
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Dickinson County, MI Healthcare System                                       5.500     11/01/2013        1,411,209
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Flint, MI Hospital Building Authority (Hurley
                Medical Center)                                                              5.375     07/01/2018          200,706
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Flint, MI Hospital Building Authority (Hurley
                Medical Center)                                                              5.375     07/01/2028          132,552
-----------------------------------------------------------------------------------------------------------------------------------
    2,470,000   Flint, MI Hospital Building Authority (Hurley
                Medical Center)                                                              6.000     07/01/2020        2,599,527
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hamilton, MI Community School District                                       5.000     05/01/2024           25,261
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Howell, MI Public Schools                                                    5.000     05/01/2025           51,964
-----------------------------------------------------------------------------------------------------------------------------------
      340,000   John Tolfree, MI Health System Corp.                                         6.000     09/15/2023          348,561
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Kalamazoo, MI Hospital Finance Authority (Bronson
                Methodist Hospital)                                                          5.250     05/15/2018            5,114
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Kentwood, MI Economic Devel. (Holland
                Homes/Faith Hospice/HHCAHH/RD/HHF
                Obligated Group                                                              5.375     11/15/2037        1,794,888
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Meridian, MI EDC (Burcham Hills)                                             5.250     07/01/2026          401,244
-----------------------------------------------------------------------------------------------------------------------------------
      415,000   MI Hospital Finance Authority (Chelsea Community
                Hospital)                                                                    5.000     05/15/2025          425,064
-----------------------------------------------------------------------------------------------------------------------------------
    2,175,000   MI Hospital Finance Authority (Detroit Medical
                Group)                                                                       5.250     08/15/2027        2,224,982
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   MI Hospital Finance Authority (Henry Ford Health
                System)                                                                      5.250     11/15/2032        5,286,200
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   MI Hospital Finance Authority (Henry Ford Health
                System)                                                                      5.250     11/15/2046        7,354,130
-----------------------------------------------------------------------------------------------------------------------------------
      910,000   MI Hospital Finance Authority (McLaren Health
                Care Corp.)                                                                  5.000     06/01/2028          926,899
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority (MidMichigan
                Obligated Group)                                                             5.375     06/01/2027           20,545
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (OHC/OUH
                Obligated Group)                                                             5.000     08/15/2018           10,226
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   MI Hospital Finance Authority (OHC/OUH
                Obligated Group)                                                             5.000     08/15/2031           76,344
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Hospital Finance Authority (Pontiac Osteopathic
                Hospital)                                                                    6.000     02/01/2014            5,002
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   MI Hospital Finance Authority (Port Huron
                Hospital/Marwood Manor Nursing Home)                                         5.500     07/01/2015          265,617
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Sisters of Mercy
                Health System)                                                               5.250     08/15/2021           10,011
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hsg. Devel. Authority (Walled Lake Villa)                                 6.000     04/15/2018           15,360
-----------------------------------------------------------------------------------------------------------------------------------
    3,625,000   MI Job Devel. Authority Pollution Control (General
                Motors Corp.)                                                                5.550     04/01/2009        3,628,625
-----------------------------------------------------------------------------------------------------------------------------------
      385,000   MI Municipal Bond Authority                                                  5.500     11/01/2027          385,424
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   MI Municipal Bond Authority                                                  6.000     12/01/2013           30,420
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   MI Public Educational Facilities Authority (Black
                River School)                                                                5.800     09/01/2030          154,620
-----------------------------------------------------------------------------------------------------------------------------------


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,155,000   MI Public Educational Facilities Authority (Old
                Redford Academy)                                                             6.000%    12/01/2035   $    1,216,238
-----------------------------------------------------------------------------------------------------------------------------------
    9,815,000   MI Strategic Fund Pollution Control (General
                Motors Corp.)                                                                7.000 4   04/01/2008        9,815,000
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Trunk Line Dept. of Treasury                                              5.000     11/01/2026           51,179
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Monroe County, MI Hospital Finance Authority
                (Mercy Memorial Hospital Corp.)                                              5.500     06/01/2035          264,433
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                Series A                                                                     6.600     06/01/2022          124,165
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Northern MI University                                                       5.000     12/01/2025           81,524
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Oakland County, MI Sewer Disposal (White Lake
                Township)                                                                    6.000     05/01/2013           15,514
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   Plymouth, MI Educational Center Charter School
                (Public School Academy)                                                      5.375     11/01/2030          466,142
-----------------------------------------------------------------------------------------------------------------------------------
    1,325,000   Plymouth, MI Educational Center Charter School
                (Public School Academy)                                                      5.625     11/01/2035        1,392,085
-----------------------------------------------------------------------------------------------------------------------------------
    2,150,000   Pontiac, MI Tax Increment Finance Authority                                  6.250     06/01/2022        2,302,478
-----------------------------------------------------------------------------------------------------------------------------------
    2,475,000   Pontiac, MI Tax Increment Finance Authority                                  6.375     06/01/2031        2,652,185
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Royal Oak, MI Hospital Finance Authority (William
                Beaumont Hospital)                                                           5.250     11/15/2031           41,694
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Royal Oak, MI Hospital Finance Authority (William
                Beaumont Hospital)                                                           5.250     11/15/2035           10,419
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Wayne County, MI Building Authority                                          5.250     06/01/2016          101,621
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Western MI University                                                        5.125     11/15/2022           85,551
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Wyandotte, MI Electric                                                       5.375     10/01/2017        1,806,228
                                                                                                                    ---------------
                                                                                                                        66,630,998
MINNESOTA--1.4%
      300,000   Carver County, MN Hsg. & Redevel. Authority (Lake
                Grace)                                                                       5.300     02/01/2012          300,375
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Cottage Grove, MN Senior Hsg.                                                6.000     12/01/2046          611,298
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   Cuyuna Range, MN Hospital District Health Facilities                         5.000     06/01/2029          805,320
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Cuyuna Range, MN Hospital District Health Facilities                         5.200     06/01/2025          128,145
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Eveleth, MN Health Care (Arrowhead Senior Living
                Community)                                                                   5.200     10/01/2027          250,633
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated
                Group)                                                                       5.500     12/01/2029          103,216
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                                5.700     09/01/2036          510,765
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Minneapolis, MN Tax Increment (Grant Park)                                   5.200     02/01/2022          605,148
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)                            5.750     02/01/2027          775,545
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MN Municipal Power Agency                                                    5.000     10/01/2030        2,082,880
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000   MN Municipal Power Agency                                                    5.000     10/01/2035        2,374,801
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Mound, MN Hsg. & Redevel. Authority
                (Metroplaines)                                                               5.000     02/15/2027        1,009,170
-----------------------------------------------------------------------------------------------------------------------------------
    1,855,000   Pine City, MN Health Care & Hsg. (North Branch)                              5.000     10/20/2047        1,914,434
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.000     10/20/2036          254,663
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.125     10/20/2047          408,048
-----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Redwood Falls, MN (Redwood Area Hospital)                                    5.125     12/01/2036        1,925,783
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Sartell, MN Environmental Improvement, Series A                              5.200     06/01/2027          206,652
-----------------------------------------------------------------------------------------------------------------------------------
    1,615,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                Lake Village)                                                                5.000     02/01/2031        1,620,846
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                Lake Village)                                                                5.375     08/01/2021          260,610
-----------------------------------------------------------------------------------------------------------------------------------


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     300,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                Northern Lofts)                                                              6.250%    03/01/2029   $      322,695
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                Landing)                                                                     7.000     03/01/2029        7,574,840
-----------------------------------------------------------------------------------------------------------------------------------
      570,000   St. Paul, MN Port Authority (Great Northern)                                 6.000     03/01/2030          602,137
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   St. Paul, MN Port Authority (Healtheast Midway
                Campus)                                                                      6.000     05/01/2030          519,285
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Washington County, MN Hsg. & Redevel.
                (Birchwood & Woodbury)                                                       5.625     06/01/2037        1,407,420
-----------------------------------------------------------------------------------------------------------------------------------
    7,545,000   Washington County, MN Hsg. & Redevel. Authority
                (Seasons Villas)                                                             6.950     12/01/2023        7,703,822
                                                                                                                    ---------------
                                                                                                                        34,278,531
MISSISSIPPI--0.5%
       80,000   Gulfport, MS Hospital Facility (Memorial Hospital
                Gulfport)                                                                    5.750     07/01/2031           82,606
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Gulfport, MS Hospital Facility (Memorial Hospital
                Gulfport)                                                                    6.200     07/01/2018           35,060
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Lowndes County, MS Solid Waste Disposal &
                Pollution Control (Weyerhaeuser Company)                                     6.800     04/01/2022           73,451
-----------------------------------------------------------------------------------------------------------------------------------
    6,055,000   MS Business Finance Corp. (System Energy
                Resources)                                                                   5.875     04/01/2022        6,120,273
-----------------------------------------------------------------------------------------------------------------------------------
    1,550,000   MS Business Finance Corp. (System Energy
                Resources)                                                                   5.900     05/01/2022        1,566,461
-----------------------------------------------------------------------------------------------------------------------------------
    5,030,000   MS Home Corp. (Valley State Student Hsg.)                                    5.500     12/01/2035        5,322,545
                                                                                                                    ---------------
                                                                                                                        13,200,396
MISSOURI--3.4%
       15,000   Bates County, MO (Bates Memorial Hospital)                                   5.750     03/01/2031           15,166
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Bates County, MO Hospital (Bates County Memorial
                Hospital)                                                                    5.650     03/01/2021           20,221
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Belton, MO Tax Increment (Belton Town Center)                                5.625     03/01/2025          204,028
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   Branson, MO IDA (Branson Hills Redevel.)                                     5.750     05/01/2026          901,017
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Branson, MO IDA (Branson Hills Redevel.)                                     7.050     05/01/2027          401,577
-----------------------------------------------------------------------------------------------------------------------------------
    2,340,000   Branson, MO IDA (Branson Landing)                                            5.250     06/01/2021        2,382,307
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)                                    5.950     11/01/2029        8,272,640
-----------------------------------------------------------------------------------------------------------------------------------
      675,000   Broadway-Fairview, MO Transportation Devel.
                District (Columbia)                                                          5.875     12/01/2031          695,912
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   Cameron, MO IDA Health Facilities (Cameron
                Community Hospital)                                                          6.375     12/01/2029          286,578
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.500     04/01/2021          412,056
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.625     04/01/2027          411,848
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Cottleville, MO COP 8                                                        5.100     08/01/2023          257,013
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Cottleville, MO COP 8                                                        5.125     08/01/2026          306,720
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Cottleville, MO COP 8                                                        5.250     08/01/2031          153,851
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   Grindstone Plaza, MO Transportation Devel. District                          5.500     10/01/2031          361,908
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Hanley Road & North of Folk Ave, MO
                Transportation District                                                      5.400     10/01/2031          766,020
-----------------------------------------------------------------------------------------------------------------------------------
   10,280,678   Hanley/Eager Road, MO Transportation Devel.

                District, Series A                                                           7.750 3   12/01/2023        2,919,199
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hawk Ridge, MO Transportation Devel. District                                4.650     02/01/2017        1,003,520
-----------------------------------------------------------------------------------------------------------------------------------
    3,840,000   Hawk Ridge, MO Transportation Devel. District                                5.000     02/01/2030        3,852,941
-----------------------------------------------------------------------------------------------------------------------------------


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  13,500,000   Hazelwood, MO Transportation Devel. District (370/
                Missouri Bottom Road/Tausig Road)                                            7.200%    05/01/2033   $   15,021,585
-----------------------------------------------------------------------------------------------------------------------------------
    4,665,000   Johnson County, MO Hospital (Western Missouri
                Medical Center) 2                                                            5.000     06/01/2025        4,892,186
-----------------------------------------------------------------------------------------------------------------------------------
    1,385,000   Kansas City, MO Tax Increment (Briarcliff West)                              5.150     06/01/2016        1,418,351
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Kansas City, MO Tax Increment (Briarcliff West)                              5.400     06/01/2024        1,286,550
-----------------------------------------------------------------------------------------------------------------------------------
      580,000   Lees Summit, MO IDA (Kensington Farms)                                       5.500     03/01/2021          589,872
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Lees Summit, MO IDA (Kensington Farms)                                       5.750     03/01/2029          257,840
-----------------------------------------------------------------------------------------------------------------------------------
    2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)                                 5.750     11/01/2026        2,172,975
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   MO Environmental Improvement & Energy
                Resources Authority (Associated Electric
                Cooperative)                                                                 5.500     12/01/2011           15,170
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   MO H&EFA (FHS)                                                               5.500     02/15/2024          255,467
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   MO H&EFA (FHS/FNH Obligated Group)                                           5.375     02/15/2014           15,017
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   MO H&EFA (Fontbonne College)                                                 5.200     10/01/2020           10,118
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   MO H&EFA (St. Lukes/Shawnee Mission Health
                System)                                                                      5.375     11/15/2026          204,008
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   MO H&EFA (William Woods University)                                          5.150     09/01/2024           30,017
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   MO HDC (Single Family Mtg.)                                                  5.550     03/01/2029           55,646
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Northwoods, MO Transportation Devel. District                                5.850     02/01/2031          253,450
-----------------------------------------------------------------------------------------------------------------------------------
    1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)                               4.800     05/01/2016        1,666,659
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)                               5.000     05/01/2023        1,501,320
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   Ozark Centre, MO Transportation Devel. District                              5.375     09/01/2032          353,689
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Raymore, MO Tax Increment                                                    5.375     03/01/2020        1,522,875
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Raymore, MO Tax Increment                                                    5.625     03/01/2028        3,843,938
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Richmond Heights, MO Tax Increment &
                Transportation Sales Tax                                                     5.625     11/01/2025        2,542,425
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Riverside, MO IDA (Riverside Horizons) 5                                     5.000     05/01/2027        1,297,850
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Southeast MO State University                                                5.000     04/01/2028          100,074
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   St. Charles, MO School District                                              5.125     03/01/2014          100,141
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)                          7.000     08/15/2032        9,141,120
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   St. Joseph, MO IDA (Shoppes at North Village)                                5.375     11/01/2024          264,493
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Joseph, MO IDA, Series B                                                 5.375     11/01/2023        1,018,520
-----------------------------------------------------------------------------------------------------------------------------------
    1,005,000   St. Joseph, MO IDA, Series B                                                 5.500     11/01/2027        1,032,004
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   St. Louis County, MO IDA (Multifamily Hsg.)                                  5.950     03/20/2031          153,132
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   St. Louis County, MO IDA (Waterford)                                         5.400     12/01/2028           35,015
-----------------------------------------------------------------------------------------------------------------------------------
    1,265,000   St. Louis, MO IDA (Southtown Redevel.)                                       5.125     05/01/2026        1,273,109
-----------------------------------------------------------------------------------------------------------------------------------
      481,000   St. Louis, MO Tax Increment (1505 Missouri Avenue
                Redevel.)                                                                    6.000     08/04/2025          521,664
-----------------------------------------------------------------------------------------------------------------------------------
      865,000   St. Louis, MO Tax Increment (1601 Washington
                Redevel.)                                                                    6.000     08/21/2026          864,905
-----------------------------------------------------------------------------------------------------------------------------------
    1,910,000   St. Louis, MO Tax Increment (1619 Washington)                                5.500     03/09/2027        1,910,344
-----------------------------------------------------------------------------------------------------------------------------------
      545,000   St. Louis, MO Tax Increment (Printers Lofts)                                 6.000     08/21/2026          591,750
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   St. Louis, MO Tax Increment Financing, Series A                              5.500     09/02/2028          379,924
-----------------------------------------------------------------------------------------------------------------------------------
      620,000   Stone Canyon, MO Improvement District
                (Infrastructure)                                                             5.700     04/01/2022          622,331
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Stone Canyon, MO Improvement District
                (Infrastructure)                                                             5.750     04/01/2027          320,093
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   University of MO (System Facilities)                                         5.000     11/01/2018           35,034
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University Place, MO Transportation Devel. District                          5.000     03/01/2026        1,020,400
-----------------------------------------------------------------------------------------------------------------------------------


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,500,000   University Place, MO Transportation Devel. District                          5.000%    03/01/2032   $    2,550,175
                                                                                                                    ---------------
                                                                                                                        84,765,758
MONTANA--0.1%
    1,450,000   Hardin, MT Tax Increment Industrial Infrastructure
                Devel. (Rocky Mountain Power)                                                0.000 9   09/01/2031          966,483
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   MT Board of Hsg., Series A                                                   5.200     08/01/2029           15,066
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.000     05/15/2025          389,558
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.125     05/15/2036          524,885
                                                                                                                    ---------------
                                                                                                                         1,895,992
NEBRASKA--1.5%
   32,600,000   Central Plains, NE Gas Energy                                                4.248 4   12/01/2026       32,632,600
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Douglas County, NE Hospital Authority (Immanuel
                Medical Center)                                                              5.250     09/01/2021           40,942
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   Douglas, NE Hsg. Authority (Orchard Gardens) 5                               5.150     10/01/2032          451,814
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Grand Island, NE Electric                                                    5.000     08/15/2009           25,026
-----------------------------------------------------------------------------------------------------------------------------------
    3,980,000   NE Educational Facilities Authority (Midland
                Lutheran College)                                                            5.600     09/15/2029        4,075,361
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NE Public Power District                                                     5.000     01/01/2028           20,322
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Scotts Bluff County, NE Hospital Authority (Regional
                West Medical Center)                                                         5.250     11/15/2028           41,030
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Scotts Bluff County, NE Hospital Authority (Regional
                West Medical Center)                                                         6.375     12/15/2008           65,093
                                                                                                                    ---------------
                                                                                                                        37,352,188
NEVADA--0.6%
    2,220,000   Clark County, NV Economic Devel. (Alexander
                Dawson School at Rainbow Mountain)                                           5.375     05/15/2033        2,342,122
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Clark County, NV Improvement District 5                                      5.000     02/01/2026          326,095
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   Clark County, NV Improvement District 5                                      5.050     02/01/2031          261,074
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Director of the State of NV Dept. of Business &
                Industry (Las Ventanas Retirement)                                           7.000     11/15/2034        1,057,430
-----------------------------------------------------------------------------------------------------------------------------------
    6,200,000   Las Vegas, NV Paiute Tribe, Series A                                         6.625     11/01/2017        6,894,710
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Mesquite, NV Special Improvement District (Canyon
                Creek)                                                                       5.200     08/01/2016          103,109
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Mesquite, NV Special Improvement District (Canyon
                Creek)                                                                       5.250     08/01/2017          149,508
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Mesquite, NV Special Improvement District (Canyon
                Creek)                                                                       5.300     08/01/2018          309,333
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Reno-Sparks, NV Indian Colony                                                5.000     06/01/2024        2,099,700
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Reno-Sparks, NV Indian Colony                                                5.125     06/01/2027        2,119,860
                                                                                                                    ---------------
                                                                                                                        15,662,941
NEW HAMPSHIRE--1.5%
      305,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           5.650 3   01/01/2029          105,490
-----------------------------------------------------------------------------------------------------------------------------------
    3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           5.700 3   01/01/2030        1,058,092
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           6.000 3   01/01/2023          231,477
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   NH Business Finance Authority (Proctor Academy)                              5.400     06/01/2017           86,843
-----------------------------------------------------------------------------------------------------------------------------------
    4,010,000   NH H&EFA (Franklin Pierce College)                                           6.050     10/01/2034        4,355,542
-----------------------------------------------------------------------------------------------------------------------------------
    1,980,000   NH H&EFA (Portsmouth Christian Academy)                                      5.750     07/01/2023        2,131,787
-----------------------------------------------------------------------------------------------------------------------------------
    6,115,000   NH H&EFA (Portsmouth Christian Academy)                                      5.850     07/01/2033        6,549,532
-----------------------------------------------------------------------------------------------------------------------------------
    4,555,000   NH H&EFA (Southern New Hampshire University)                                 5.000     01/01/2030        4,721,986
-----------------------------------------------------------------------------------------------------------------------------------


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  16,410,000   NH H&EFA (Southern New Hampshire University)                                 5.000%    01/01/2036   $   16,925,438
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NH H&EFA (St. Joseph Hospital/Youville
                House/Cove)                                                                  5.500     07/01/2034           42,350
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   NH HE&EFA (Catholic Medical Center)                                          6.125     07/01/2032          130,835
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   NH HE&HFA (Androscoggin Valley Hospital)                                     5.800     11/01/2027          123,248
-----------------------------------------------------------------------------------------------------------------------------------
      605,000   NH HE&HFA (Dartmouth College)                                                5.125     06/01/2028          611,728
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NH HE&HFA (Dartmouth College)                                                5.450     06/01/2025           25,032
-----------------------------------------------------------------------------------------------------------------------------------
      290,000   NH HE&HFA (Franklin Pierce College)                                          5.300     10/01/2028          297,468
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   NH HE&HFA (Franklin Pierce Law Center)                                       5.500     07/01/2028          271,031
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NH HE&HFA (St. Anselm College)                                               5.150     07/01/2029           10,320
                                                                                                                    ---------------
                                                                                                                        37,678,199
NEW JERSEY--5.0%
    1,000,000   NJ EDA (Cigarette Tax)                                                       5.500     06/15/2031        1,062,080
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ EDA (Cigarette Tax)                                                       5.750     06/15/2029        2,165,780
-----------------------------------------------------------------------------------------------------------------------------------
   29,500,000   NJ Tobacco Settlement Financing Corp.                                        5.000     06/01/2029       29,303,825
-----------------------------------------------------------------------------------------------------------------------------------
   93,600,000   NJ Tobacco Settlement Financing Corp.                                        5.000     06/01/2041       92,298,960
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 5.750     06/01/2032           21,382
                                                                                                                    ---------------
                                                                                                                       124,852,027
NEW MEXICO--0.7%
    1,495,000   Cabezon, NM Public Improvement District                                      6.300     09/01/2034        1,593,670
-----------------------------------------------------------------------------------------------------------------------------------
    7,370,000   Eldorado, NM Area Water & Sanitation District 2                              6.000     02/01/2023        7,381,276
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Farmington, NM Pollution Control                                             5.800     04/01/2022          151,466
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                                       5.800     04/01/2022          111,075
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                                       5.800     04/01/2022          201,954
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                                       6.300     12/01/2016          127,689
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hobbs, NM Health Facilities (Evangelical Lutheran
                Good Samaritan Society)                                                      5.500     05/01/2026           25,279
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Mariposa East, NM Public Improvement District                                6.000     09/01/2032          523,035
-----------------------------------------------------------------------------------------------------------------------------------
    3,365,000   NM Educational Assistance Foundation                                         5.900     09/01/2031        3,524,198
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NM Hsg. Authority (Villa Del Oso Apartments)                                 6.250     01/01/2031        3,207,480
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   NM Hsg. Authority (Villa Del Oso Apartments)                                 7.500     01/01/2038        1,348,414
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NM Mtg. Finance Authority (Single Family Mtg.)                               5.150     09/01/2028           20,415
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Santa Fe, NM Educational Facilities (St. John's
                College)                                                                     5.500     03/01/2024            5,045
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Sante Fe, NM Educational Facilities (St. John's
                College)                                                                     5.500     03/01/2024          101,088
                                                                                                                    ---------------
                                                                                                                        18,322,084
NEW YORK--0.0%
       50,000   NYC GO RIBS                                                                  7.278 10  08/27/2015           50,150

NORTH CAROLINA--0.1%
    1,045,000   Kinston, NC Hsg. Authority (Kinston Towers)                                  6.750     12/01/2018        1,038,709
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   NC Eastern Municipal Power Agency, Series B                                  5.500     01/01/2017          165,211
-----------------------------------------------------------------------------------------------------------------------------------
      730,000   NC Eastern Municipal Power Agency, Series B                                  5.500     01/01/2021          739,680
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NC Eastern Municipal Power Agency, Series B                                  5.500     01/01/2021          500,725
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Eastern Municipal Power Agency, Series B                                  6.250     01/01/2023           20,040
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (ARC/HDS Alamance
                Hsg. Corp.)                                                                  5.800     10/01/2034           21,656
-----------------------------------------------------------------------------------------------------------------------------------


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      30,000   NC Medical Care Commission (GHC/GHS/GMH
                Obligated Group)                                                             5.500%    02/15/2015   $       30,749
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   NC Medical Care Commission (Glenaire/The
                Presbyterian Homes Obligated Group)                                          5.500     10/01/2031          600,317
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   NC Medical Care Commission (Glenaire/The
                Presbyterian Homes Obligated Group)                                          5.600     10/01/2036          136,495
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission (United Methodist)                                5.500     10/01/2032          208,006
                                                                                                                    ---------------
                                                                                                                         3,461,588
NORTH DAKOTA--0.0%
       10,000   Grand Forks, ND Sewer                                                        5.850     12/01/2015           10,016
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                                        5.850     06/01/2023           35,056
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Parshall, ND Water                                                           5.500     09/01/2024           25,072
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Ward County, ND Health Care Facilities (Trinity Medical
                Center)                                                                      6.000     07/01/2010           20,459
                                                                                                                    ---------------
                                                                                                                            90,603
OHIO--1.0%
      500,000   Blue Ash, OH Tax Increment Financing (Duke Realty)                           5.000     12/01/2030          503,700
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   Blue Ash, OH Tax Increment Financing (Duke Realty)                           5.000     12/01/2035          651,957
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Clermont County, OH Hospital Facilities (Mercy Health
                System)                                                                      5.625     09/01/2021           35,886
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Cleveland, OH Airport System                                                 5.000     01/01/2031           41,028
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Cleveland, OH COP (Cleveland Stadium)                                        5.250     11/15/2022           66,737
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside
                Apartments) 8                                                                7.000     06/01/2018          253,810
-----------------------------------------------------------------------------------------------------------------------------------
      305,000   Cleveland-Cuyahoga County, OH Port Authority (Myers
                University)                                                                  5.600     05/15/2025          320,497
-----------------------------------------------------------------------------------------------------------------------------------
      850,000   Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)                    4.800     11/15/2035          847,620
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Cuyahoga County, OH Hospital (Metro Health System)                           5.500     02/15/2027           15,317
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County, OH Convention Facilities Authority                          5.000     12/01/2027           10,154
-----------------------------------------------------------------------------------------------------------------------------------
      695,000   Glenwillow Village, OH GO                                                    5.875     12/01/2024          755,118
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Greene County, OH Economic Devel. (YMCA)                                     6.000     12/01/2023           30,003
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Greene County, OH University Hsg. (Central State
                University)                                                                  5.625     09/01/2032        1,591,725
-----------------------------------------------------------------------------------------------------------------------------------
    1,895,000   Grove City, OH Tax Increment Financing                                       5.125     12/01/2016        1,897,047
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Grove City, OH Tax Increment Financing                                       5.375     12/01/2031        2,502,650
-----------------------------------------------------------------------------------------------------------------------------------
    1,180,000   Jeffrey Place, OH New Community Authority (Jeffrey Place
                Redevel.)                                                                    5.000     12/01/2022        1,190,242
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Lorain County, OH Hospital (Catholic Healthcare Partners)                    5.500     09/01/2027           15,371
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Lucas County, OH Health Care Facilities (Sunset
                Retirement Communities)                                                      6.625     08/15/2030           80,218
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Miami County, OH Hospital Facilities (Upper Valley
                Medical Center)                                                              5.250     05/15/2026          788,265
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Muskingum County, OH Hospital Facilities
                (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated
                Group)                                                                       5.400     12/01/2016           10,211
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   OH Air Quality Devel. Authority (Cincinnati Gas &
                Electric Company)                                                            5.450     01/01/2024          350,441
-----------------------------------------------------------------------------------------------------------------------------------


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      85,000   OH Water Devel. Authority (Cincinnati Gas & Electric
                Company)                                                                     5.450%    01/01/2024   $       85,468
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Port of Greater Cincinnati, OH Devel. Authority (A
                HS/AOLM Obligated Group)                                                     5.000     10/01/2025        1,029,100
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Port of Greater Cincinnati, OH Devel. Authority (Public
                Parking Infrastructure)                                                      6.300     02/15/2024          541,885
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   Port of Greater Cincinnati, OH Devel. Authority (Public
                Parking Infrastructure)                                                      6.400     02/15/2034        1,362,123
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Reynoldsburgh, OH Health Care Facilities (Wesley Ridge)                      5.950     10/20/2017           10,316
-----------------------------------------------------------------------------------------------------------------------------------
      655,000   Summit County, OH Port Authority (Twinsburg Township)                        5.125     05/15/2025          669,299
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Sylvania, OH Area Joint Recreational District                                6.000     12/01/2020          111,300
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Toledo-Lucas County, OH Port Authority (Crocker Park)                        5.375     12/01/2035        8,593,840
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Toledo-Lucas County, OH Port Authority (Preston)                             4.800     11/15/2035          997,200
                                                                                                                    ---------------
                                                                                                                        25,358,528
OKLAHOMA--3.1%
      130,000   Claremore, OK Industrial & Redevel. Student Hsg. (RSU
                Foundation)                                                                  5.750     09/01/2034          138,245
-----------------------------------------------------------------------------------------------------------------------------------
    3,515,000   Comanche County, OK Hospital Authority                                       5.250     07/01/2020        3,759,011
-----------------------------------------------------------------------------------------------------------------------------------
    3,040,000   Comanche County, OK Hospital Authority                                       5.250     07/01/2021        3,246,720
-----------------------------------------------------------------------------------------------------------------------------------
    1,385,000   Eufaula, OK Public Works Authority                                           5.000     12/01/2030        1,444,333
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Grady County, OK Industrial Authority (Correctional
                Facilities)                                                                  6.000     11/01/2029           15,924
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Grady County, OK Industrial Authority (Correctional
                Facilities) 8                                                                7.800     11/01/2014          349,290
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Haskell County, OK Public Facilities Authority                               5.250     04/01/2026        1,071,640
-----------------------------------------------------------------------------------------------------------------------------------
      655,000   Haskell County, OK Public Facilities Authority                               5.250     04/01/2031          697,424
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Langston, OK EDA (Langston University)                                       5.000     05/01/2030        4,152,200
-----------------------------------------------------------------------------------------------------------------------------------
    6,500,000   Langston, OK EDA (Langston University)                                       5.000     05/01/2035        6,711,965
-----------------------------------------------------------------------------------------------------------------------------------
    1,870,000   Langston, OK EDA (Langston University)                                       5.250     05/01/2026        1,995,701
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Norman, OK Regional Hospital Authority                                       5.375     09/01/2036        2,100,940
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   OK Devel. Finance Authority Student Hsg. (Seminole State
                College)                                                                     5.125     09/01/2036        3,101,010
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   OK HFA (Single Family Homeownership Loan Program)                            5.403 3   03/01/2029           56,625
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Rogers County, OK HFA (Multifamily Hsg.), Series A                           7.750     08/01/2023           15,462
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Texas County, OK Devel Authority Student Hsg. (OPS
                U-Goodwell)                                                                  5.450     11/01/2034           21,384
-----------------------------------------------------------------------------------------------------------------------------------
    1,135,000   Tulsa, OK IDA Student Hsg. (University of Tulsa)                             5.250     10/01/2026        1,215,937
-----------------------------------------------------------------------------------------------------------------------------------
   38,020,000   Tulsa, OK Municipal Airport Trust (American Airlines)                        6.250     06/01/2020       38,054,598
-----------------------------------------------------------------------------------------------------------------------------------
    9,020,000   Tulsa, OK Municipal Airport Trust (American Airlines) 8                      7.350     12/01/2011        9,052,201
                                                                                                                    ---------------
                                                                                                                        77,200,610
OREGON--0.1%
    1,250,000   Cow Creek Band, OR (Umpqua Tribe of Indians)                                 5.625     10/01/2026        1,279,575
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   OR GO (Veterans Welfare)                                                     5.250     10/01/2042           10,291
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   OR GO (Veterans Welfare)                                                     6.000     04/01/2032           67,394
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   OR Health & Science University, Series A                                     5.250     07/01/2028           30,412
-----------------------------------------------------------------------------------------------------------------------------------


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      30,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)                      6.400%    07/01/2018   $       30,286
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. (Elderly & Disabled Hsg.)                                            5.500     08/01/2026           50,039
                                                                                                                    ---------------
                                                                                                                         1,467,997
PENNSYLVANIA--0.8%
      285,000   Allegheny County, PA HDA (West Penn Allegheny Health
                System)                                                                      9.250     11/15/2015          336,505
-----------------------------------------------------------------------------------------------------------------------------------
    8,200,000   Allegheny County, PA HDA (West Penn Allegheny Health
                System)                                                                      9.250     11/15/2030        9,682,560
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                                        6.900     01/01/2022           78,805
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Northeastern PA Hospital & Education Authority (WV HCS)                      5.250     01/01/2026           56,070
-----------------------------------------------------------------------------------------------------------------------------------
    3,855,000   Northumberland County, PA IDA (NHS Youth Services)                           7.750     02/15/2029        4,205,497
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                Services)                                                                    7.250     01/01/2021        1,066,450
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Philadelphia, PA H&HEFA (Temple University Children's
                Medical Center)                                                              5.625     06/15/2019        1,244,076
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                Complex), Series A                                                           5.625     07/01/2023        1,085,430
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                Complex), Series A                                                           5.625     07/01/2028        1,610,880
                                                                                                                    ---------------
                                                                                                                        19,366,273
RHODE ISLAND--0.3%
    5,000,000   Central Falls, RI Detention Facility                                         7.250     07/15/2035        5,629,950
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Providence, RI HDC (Barbara Jordan Apartments)                               6.750     07/01/2025           51,542
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Providence, RI Public Building Authority                                     5.400     12/15/2012           25,532
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   RI COP (Shepards Lease)                                                      5.000     06/01/2017           40,430
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   RI Health & Educational Building Corp. (Brown University)                    5.000     09/01/2028           30,373
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   RI Health & Educational Building Corp. (Johnson & Wales
                University)                                                                  6.100     04/01/2026          111,298
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     6.500     04/01/2027           40,869
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.250     06/01/2042          188,916
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Tiverton, RI Special Obligation Tax (Mount Hope Bay
                Village)                                                                     6.875     05/01/2022        1,628,280
                                                                                                                    ---------------
                                                                                                                         7,747,190
SOUTH CAROLINA--0.8%
       30,000   Charleston County, SC (Care Alliance Health Services)                        5.000     08/15/2019           30,946
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Dorchester County, SC School District 2                                      5.250     12/01/2029        5,297,850
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Edgefield County, SC Water & Sewer Authority                                 5.000     01/01/2028           46,103
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Horry County, SC Hospital Facilities (Conway Hospital)                       5.000     07/01/2028           35,672
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lancaster County, SC (Edenmoor Improvement District)                         5.375     12/01/2016        2,077,320
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Lancaster County, SC (Edenmoor Improvement District)                         5.750     12/01/2037        1,569,540
-----------------------------------------------------------------------------------------------------------------------------------
    2,200,000   Lancaster County, SC (Sun City Carolina Lakes)                               5.450     12/01/2037        2,241,404
-----------------------------------------------------------------------------------------------------------------------------------


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      40,000   Marion County, SC Hospital District                                          5.375%    11/01/2025   $       40,262
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Piedmont, SC Municipal Power Agency                                          5.000     01/01/2022           15,010
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   SC Connector 2000 Assoc. Toll Road, Series B                                 5.535 3   01/01/2020          298,356
-----------------------------------------------------------------------------------------------------------------------------------
      665,000   SC Connector 2000 Assoc. Toll Road, Series B                                 5.954 3   01/01/2021          312,178
-----------------------------------------------------------------------------------------------------------------------------------
   11,240,000   SC Connector 2000 Assoc. Toll Road, Series B 2                               6.697 3   01/01/2026        3,918,938
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   SC Educational Facilities Authority (Southern Wesleyan
                University)                                                                  5.000     03/01/2020        1,123,551
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   SC Educational Facilities Authority (Southern Wesleyan
                University)                                                                  5.750     03/01/2029        1,072,790
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   SC Hsg. Finance & Devel. Authority, Series A-1                               5.300     07/01/2031           50,773
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   SC Jobs-EDA (Anderson Area Medical Center)                                   5.250     02/01/2015           70,762
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   SC Jobs-EDA (Anderson Area Medical Center)                                   5.250     02/01/2026           96,035
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   SC Public Service Authority                                                  5.000     01/01/2029           25,402
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   SC Public Service Authority                                                  5.125     01/01/2032          122,069
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   SC State Public Service Authority, Series A                                  5.000     01/01/2019           25,445
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   SC Tobacco Settlement Management Authority, Series B                         6.375     05/15/2028          237,666
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   SC Tobacco Settlement Management Authority, Series B                         6.375     05/15/2030           69,955
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   Spartanburg County, SC Health Services                                       5.300     04/15/2025          115,123
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   Spartanburg County, SC Health Services, Series A                             5.500     04/15/2027          245,066
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Spartanburg County, SC Health Services, Series B                             5.125     04/15/2022           15,150
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Spartanburg County, SC Waterworks                                            5.000     06/01/2022           25,275
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Spartanburg County, SC Waterworks                                            5.000     06/01/2027           60,661
                                                                                                                    ---------------
                                                                                                                        19,239,302
SOUTH DAKOTA--0.6%
    2,300,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)                       6.500     02/01/2016        2,312,213
-----------------------------------------------------------------------------------------------------------------------------------
    2,190,000   Mobridge, SD Health Care Facilities (Mobridge Regional
                Hospital) 5                                                                  5.000     12/01/2022        2,208,155
-----------------------------------------------------------------------------------------------------------------------------------
    8,200,000   SD Educational Enhancement Funding Corp. Tobacco
                Settlement                                                                   6.500     06/01/2032        9,029,102
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   SD H&EFA (Sioux Valley Hospitals & Health System)                            6.000     11/01/2019        1,609,680
                                                                                                                    ---------------
                                                                                                                        15,159,150
TENNESSEE--1.3%
    3,500,000   Bradley County, TN Industrial Devel. Board (Olin Corp.)                      6.625     11/01/2017        3,847,725
-----------------------------------------------------------------------------------------------------------------------------------
    7,710,000   Chattanooga, TN Health Educational & Hsg. Board (Campus
                Devel. Foundation Phase I)                                                   5.000     10/01/2025        7,866,282
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000   Chattanooga, TN Health Educational & Hsg. Board (Campus
                Devel. Foundation Phase I)                                                   5.125     10/01/2035        9,203,400
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Jackson, TN Health Educational & Hsg. Facilities Board
                (Lambuth University)                                                         5.900     09/01/2015           10,055
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Johnson City, TN H&EFB (Mountain States Health Alliance)                     5.500     07/01/2036        3,196,470
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Knox County, TN HE&HF (Baptist Health System of East
                Tennessee)                                                                   5.500     04/15/2017           86,614
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Metropolitan Government Nashville & Davidson County, TN GO                   5.125     05/15/2025           10,229
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Metropolitan Government Nashville & Davidson County, TN
                H&EFB (Vanderbilt University)                                                5.375     07/01/2014        1,012,560
-----------------------------------------------------------------------------------------------------------------------------------


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      10,000   Shelby County, TN GO                                                         5.100%    03/01/2022   $       10,096
-----------------------------------------------------------------------------------------------------------------------------------
    5,980,000   Smyrna, TN Hsg. Assoc. (Imperial Garden
                Apartments)                                                                  6.450     10/20/2035        6,580,512
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Wilson County, TN COP                                                        5.250     03/30/2018          103,246
                                                                                                                    ---------------
                                                                                                                        31,927,189

TEXAS--14.3%
       10,000   Aledo, TX Independent School District                                        5.000     02/15/2029           10,060
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Alice, TX GO                                                                 5.200     02/01/2011          130,153
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Anson, TX Education Facilities Corp. Student
                Hsg.(Odessa Student Hsg.)                                                    5.400     07/01/2034          159,429
-----------------------------------------------------------------------------------------------------------------------------------
    1,205,000   Anson, TX Education Facilities Corp. Student
                Hsg.(University of TX/Waterview Park)                                        5.100     01/01/2034        1,246,163
-----------------------------------------------------------------------------------------------------------------------------------
    9,885,000   Beasley, TX Higher Education Finance Corp., Series A                         5.125     12/01/2034       10,186,789
-----------------------------------------------------------------------------------------------------------------------------------
   10,765,000   Bexar County, TX HFC (American Opportunity Hsg.)                             6.750     12/01/2037       11,544,171
-----------------------------------------------------------------------------------------------------------------------------------
    3,090,000   Bexar County, TX HFC (American Opportunity Hsg.-
                Nob Hill Apartments)                                                         6.000     06/01/2021        3,155,230
-----------------------------------------------------------------------------------------------------------------------------------
    6,625,000   Bexar County, TX HFC (American Opportunity Hsg.-
                Nob Hill Apartments)                                                         6.000     06/01/2031        6,737,493
-----------------------------------------------------------------------------------------------------------------------------------
    5,765,000   Bexar County, TX HFC (American Opportunity Hsg.-
                Waterford/Kingswood)                                                         7.000     12/01/2036        6,265,748
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Bexar County, TX HFC (Doral Club)                                            8.750     10/01/2036          400,432
-----------------------------------------------------------------------------------------------------------------------------------
    2,185,000   Bexar, TX Metropolitan Water District                                        6.000     05/01/2015        2,225,248
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Brazos County, TX HFDC (Franciscan Services Corp.)                           5.375     01/01/2028           25,549
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Brazos County, TX HFDC (Franciscan Services Corp.)                           5.375     01/01/2032           20,904
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Chimney Hill, TX Municipal Utility District                                  5.500     10/01/2011          150,198
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Collin County, TX HFC (Community College District
                Foundation)                                                                  5.250     06/01/2031           61,129
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Commerce, TX Independent School District                                     5.000     08/15/2029        1,514,565
-----------------------------------------------------------------------------------------------------------------------------------
      390,000   Corsicana, TX Waterworks & Sewer                                             5.750     08/15/2022          392,165
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Cypress Hill, TX Municipal Utility District No. 1                            5.250     09/01/2025           10,123
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Dallas, TX Civic Center (Convention Complex)                                 5.000     08/15/2028           30,612
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Dallas-Fort Worth, TX International Airport Facility                         5.200     01/15/2031           25,475
-----------------------------------------------------------------------------------------------------------------------------------
    1,320,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                                          6.000     11/01/2014        1,323,498
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   Danbury, TX Higher Education Authority (AW
                Brown Fellowship Charter)                                                    5.000     08/15/2026          365,210
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Danbury, TX Higher Education Authority (AW
                Brown Fellowship Charter)                                                    5.125     08/15/2036        1,556,025
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Danbury, TX Higher Education Finance Corp. (Island
                Foundation)                                                                  6.250     02/15/2036          708,981
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   El Paso County, TX COP                                                       5.000     02/15/2018           50,482
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   El Paso County, TX HFC (American Village
                Communities), Series A                                                       6.250     12/01/2020          280,582
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   El Paso County, TX HFC (El Paso American Hsg.
                Foundation), Series A                                                        6.375     12/01/2032          354,638
-----------------------------------------------------------------------------------------------------------------------------------
    2,460,000   Folk, TX Avenue South Transportation District                                5.625     11/01/2031        2,510,774
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Fort Bend County, TX Municipal Utility District                              5.250     09/01/2021          200,152
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Fort Bend, TX Independent School District                                    5.375     02/15/2024           20,501
-----------------------------------------------------------------------------------------------------------------------------------
    2,300,000   Garza County, TX Public Facility Corp.                                       5.750     10/01/2025        2,482,919
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Harris County, TX GO                                                         5.000     10/01/2015          100,514
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Harris County, TX Health Facilities Devel. Authority
                (Memorial Hermann Hospital System)                                           5.250     06/01/2027           15,329
-----------------------------------------------------------------------------------------------------------------------------------


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   Harris County, TX Health Facilities Devel. Authority
               (Memorial Hospital Systems)                                                   5.750%    06/01/2019   $       25,536
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Harris County, TX Health Facilities Devel. Authority
                (Texas Children's Hospital)                                                  5.250     10/01/2029           20,660
-----------------------------------------------------------------------------------------------------------------------------------
   14,925,000   Harris County, TX Toll Road 1                                                5.375     08/15/2024       15,981,933
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Harris County, TX Toll Road                                                  5.000     08/15/2024          100,291
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Harris County, TX Toll Road                                                  5.000     08/01/2028           50,489
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Harris County, TX Toll Road                                                  5.125     08/15/2017          405,508
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hidalgo County, TX Health Services Corp. (Mission
                Hospital) 5                                                                  5.000     08/15/2022        1,009,190
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hidalgo County, TX Health Services Corp. (Mission
                Hospital) 5                                                                  5.000     08/15/2026        1,007,410
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Houston, TX HFDC (Buckingham Senior Living
                Community)                                                                   7.125     02/15/2034           55,909
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IAH, TX Public Facility Corp.                                                6.000     05/01/2021          982,100
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Kerryville, TX Health Facilities Devel. Corp. (Sid
                Peterson Memorial Hospital)                                                  5.450     08/15/2035        1,009,450
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   La Vernia, TX Higher Education Finance Corp.
                (Southwest Winners Foundation) 2                                             5.000     02/15/2031        4,123,320
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Leander, TX Independent School District                                      5.457 3   08/15/2018           35,105
-----------------------------------------------------------------------------------------------------------------------------------
   17,485,000   Leander, TX Independent School District                                      5.433 3   08/15/2036        3,712,765
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Lewisville, TX GO                                                            5.700     09/01/2028          107,256
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   Lewisville, TX GO                                                            6.000     10/01/2015          703,989
-----------------------------------------------------------------------------------------------------------------------------------
    1,325,000   Lewisville, TX GO                                                            6.000     10/01/2025        1,493,620
-----------------------------------------------------------------------------------------------------------------------------------
    5,510,000   Lewisville, TX GO                                                            6.000     10/01/2034        6,173,845
-----------------------------------------------------------------------------------------------------------------------------------
    3,400,000   Lewisville, TX GO                                                            6.125     09/01/2029        3,813,882
-----------------------------------------------------------------------------------------------------------------------------------
    2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek
                Apartments)                                                                  6.000     07/01/2022        2,417,648
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek
                Apartments)                                                                  6.000     07/01/2025        1,571,830
-----------------------------------------------------------------------------------------------------------------------------------
      770,000   Lubbock, TX HFC (Las Colinas Quail Creek
                Apartments)                                                                  6.000     07/01/2032          787,918
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Lubbock, TX HFDC (St. Joseph Health System)                                  5.000     07/01/2023           50,791
-----------------------------------------------------------------------------------------------------------------------------------
   20,350,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                                         8.000     05/01/2029       21,347,150
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   Metro, TX HFDC (Wilson N. Jones Memorial
                Hospital)                                                                    5.375     01/01/2023          270,281
-----------------------------------------------------------------------------------------------------------------------------------
      535,000   Metro, TX HFDC (Wilson N. Jones Memorial
                Hospital)                                                                    5.600     01/01/2017          543,046
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Midlothian, TX Devel. Authority Tax Increment                                5.125     11/15/2026          253,100
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Mission, TX EDC                                                              6.600     01/01/2020           75,171
-----------------------------------------------------------------------------------------------------------------------------------
    1,910,000   Nueces County, TX HFC (Dolphins Landing
                Apartments)                                                                  6.750     07/01/2020        2,032,679
-----------------------------------------------------------------------------------------------------------------------------------
    1,865,000   Nueces County, TX HFC (Dolphins Landing
                Apartments)                                                                  6.875     07/01/2030        1,984,752
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Nueces County, TX HFC (Dolphins Landing
                Apartments)                                                                  8.000     07/01/2030           63,556
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   Odessa, TX Junior College District                                           5.000     12/01/2019          191,330
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Pantego, TX EDC (Sales Tax)                                                  5.850     02/15/2022          250,718
-----------------------------------------------------------------------------------------------------------------------------------
    3,285,000   Pecos County, TX Hospital District (Iraan General
                Hospital)                                                                    5.000     02/15/2036        3,402,077
-----------------------------------------------------------------------------------------------------------------------------------


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     535,000   Plano, TX HFDC (Texas Health Resources System)                               5.250%    02/15/2026   $      550,199
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Port Corpus Christi Authority, TX (Union Pacific
                Corp.)                                                                       5.350     11/01/2010           50,112
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Port Corpus Christi, TX IDC (Valero Energy Corp.)                            5.450     04/01/2027           56,018
-----------------------------------------------------------------------------------------------------------------------------------
    1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)                                  10.000     12/15/2019        2,395,058
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Richardson, TX Hospital Authority
                (Baylor/Richardson)                                                          5.625     12/01/2028           51,296
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Ridge Parc, TX Devel. Corp. (Multifamily)                                    6.100     06/20/2033          549,105
-----------------------------------------------------------------------------------------------------------------------------------
    4,020,000   Sabine, TX River Authority Pollution Control (TXU
                Electric Company)                                                            6.150     08/01/2022        4,304,174
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Tarrant County, TX Cultural Education Facilities
                Finance Corp. (Northwest Senior Hsg.)                                        6.000     11/15/2036        1,610,100
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Tarrant County, TX HFDC (TX Health Resources
                System)                                                                      5.250     02/15/2022          138,996
-----------------------------------------------------------------------------------------------------------------------------------
      980,000   Tom Green County, TX HFDC (Shannon Health
                System/Shannon Medical Center)                                               6.750     05/15/2021        1,059,948
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Tomball, TX Hospital Authority (Tomball Regional
                Hospital)                                                                    6.000     07/01/2029           25,932
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   TX Affordable Hsg. Corp. (Ashton Place &
                Woodstock Apartments)                                                        6.300     08/01/2033          353,766
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   TX Affordable Hsg. Corp. (Worthing Oaks
                Apartments)                                                                  6.600     07/20/2037          358,192
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   TX Dormitory Finance Authority (Temple Junior
                College Foundation)                                                          5.750     09/01/2027           53,152
-----------------------------------------------------------------------------------------------------------------------------------
      425,000   TX Dormitory Finance Authority (Temple Junior
                College Foundation)                                                          6.000     09/01/2033          458,465
-----------------------------------------------------------------------------------------------------------------------------------
  179,800,000   TX Municipal Gas Acquisition & Supply Corp. 1                                4.298     12/15/2026      179,844,951
-----------------------------------------------------------------------------------------------------------------------------------
    4,995,000   TX Municipal Gas Acquisition & Supply Corp. 1                                5.048     12/15/2026        4,996,249
-----------------------------------------------------------------------------------------------------------------------------------
      545,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 6                                6.625     03/01/2020          371,755
-----------------------------------------------------------------------------------------------------------------------------------
    3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 6                                6.750     03/01/2031        2,089,625
-----------------------------------------------------------------------------------------------------------------------------------
      660,000   TX Public Finance Authority Charter School Finance
                Corp. (Ed-Burnham Wood)                                                      6.250     09/01/2036          682,420
-----------------------------------------------------------------------------------------------------------------------------------
    3,180,000   TX Public Finance Authority Charter School Finance
                Corp. (Kipp)                                                                 5.000     02/15/2028        3,279,470
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   TX Public Finance Authority Charter School Finance
                Corp. (Kipp)                                                                 5.000     02/15/2036        7,181,790
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   TX Water Devel.                                                              5.250     08/01/2028        1,010,360
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   TX Water Devel. Board                                                        5.125     07/15/2011           75,085
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   TX Water Devel. Board                                                        5.500     07/15/2010           25,036
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   TX Water Devel. Board                                                        5.600     07/15/2011          250,383
-----------------------------------------------------------------------------------------------------------------------------------
    1,105,000   Van Alstyne, TX Independent School District                                  5.950     08/15/2029        1,112,028
-----------------------------------------------------------------------------------------------------------------------------------
    2,780,000   Van, TX Independent School District (School
                Building)                                                                    5.250     02/15/2031        3,029,672
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Westador, TX Municipal Utility District GO                                   6.875     03/01/2009           25,461
-----------------------------------------------------------------------------------------------------------------------------------
    4,555,000   Wichita County, TX HFDC (Wichita Falls Retirement
                Foundation)                                                                  6.250     01/01/2028        4,692,607
-----------------------------------------------------------------------------------------------------------------------------------
    1,930,000   Winkler County, TX GO                                                        5.250     02/15/2031        2,052,034
                                                                                                                    ---------------
                                                                                                                       353,048,985

U.S. POSSESSIONS--1.3%
       80,000   Puerto Rico Aqueduct & Sewer Authority                                       5.000     07/01/2019           81,544
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2032        2,148,100
-----------------------------------------------------------------------------------------------------------------------------------


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,770,000   Puerto Rico Highway & Transportation Authority,
                Series G                                                                     5.000%    07/01/2033   $    1,832,056
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Puerto Rico Highway & Transportation Authority,
                Series K                                                                     5.000     07/01/2024       11,521,180
-----------------------------------------------------------------------------------------------------------------------------------
    2,580,000   Puerto Rico Highway & Transportation Authority,
                Series K                                                                     5.000     07/01/2030        2,695,016
-----------------------------------------------------------------------------------------------------------------------------------
    4,055,000   Puerto Rico IMEPCF (American Airlines)                                       6.450     12/01/2025        4,138,776
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Puerto Rico Infrastructure                                                   5.000     07/01/2041           67,490
-----------------------------------------------------------------------------------------------------------------------------------
    6,750,000   Puerto Rico Infrastructure                                                   5.000     07/01/2046        7,018,380
-----------------------------------------------------------------------------------------------------------------------------------
    2,015,000   Puerto Rico Public Buildings Authority, Series D                             5.250     07/01/2036        2,108,939
                                                                                                                    ---------------
                                                                                                                        31,611,481

UTAH--0.4%
      410,000   Emery County, UT Pollution Control (Pacificorp)                              5.650     11/01/2023          410,599
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Intermountain, UT Power Agency                                               6.150     07/01/2014           25,101
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Murray City, UT Hospital (IHC Health Services)                               5.000     05/15/2022        8,005,600
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Sandy City, UT Industrial Devel. (King Properties)                           6.125     08/01/2016           15,026
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Utah County, UT Hospital (IHC Health Services)                               5.250     08/15/2021        1,014,280
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   West Valley City, UT Sewer (East Hollywood High School) 5                    5.625     06/15/2037        1,505,565
                                                                                                                    ---------------
                                                                                                                        10,976,171

VERMONT--0.1%
       30,000   VT E&HBFA (Mary Hitchcock Memorial
                Hospital/Cooley Dickenson Hospital Obligated Group)                          5.000     11/15/2022           30,412
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   VT E&HBFA (Southwestern Vermont Medical Center)                              5.625     10/01/2025           60,416
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   VT EDA (Wake Robin Corp.)                                                    5.250     05/01/2026          612,072
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   VT EDA (Wake Robin Corp.)                                                    6.000     03/01/2022          279,408
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   VT EDA (Wake Robin Corp.)                                                    6.300     03/01/2033          231,851
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   VT HFA (Multifamily Hsg.), Series A                                          6.150     02/15/2014          205,554
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   VT Student Assistance Corp.                                                  5.000     03/01/2026          231,345
                                                                                                                    ---------------
                                                                                                                         1,651,058

VIRGINIA--4.6%
      345,000   Alexandria, VA IDA Pollution Control (Potomac
                Electric Power Company)                                                      5.375     02/15/2024          345,407
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Bedford County, VA EDA (Public Facilities)                                   5.250     05/01/2031          544,300
-----------------------------------------------------------------------------------------------------------------------------------
    2,300,000   Buena Vista, VA Public Recreational Facilities
                Authority (Golf Course)                                                      5.250     07/15/2025        2,444,716
-----------------------------------------------------------------------------------------------------------------------------------
      825,000   Buena Vista, VA Public Recreational Facilities
                Authority (Golf Course)                                                      5.500     07/15/2035          883,963
-----------------------------------------------------------------------------------------------------------------------------------
    3,700,000   Celebrate, VA South Community Devel. Authority
                Special Assessment                                                           6.250     03/01/2037        3,845,891
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Danville, VA IDA Educational Facilities (Averett
                University)                                                                  6.000     03/15/2016          104,281
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment                                                           5.450     03/01/2036        3,038,070
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment                                                           5.800     03/01/2036          758,280
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)                           5.300     08/01/2014           25,359
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Hampton Roads, VA Regional Jail Authority                                    5.000     07/01/2028           25,276
-----------------------------------------------------------------------------------------------------------------------------------


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     550,000   Hampton, VA Redevel. & Hsg. Authority (Olde
                Hampton)                                                                     6.500%    07/01/2016   $      550,759
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   Loudoun County, VA IDA (George Washington
                University)                                                                  6.250     05/15/2022          565,571
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   Louisa, VA IDA Pollution Control (Virginia Electric &
                Power Company)                                                               5.450     01/01/2024          577,869
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   New Port, VA CDA                                                             5.600     09/01/2036          949,581
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Norfolk, VA Water                                                            5.875     11/01/2020        4,043,040
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Norton, VA IDA (Norton Community Hospital)                                   6.000     12/01/2022           70,031
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Pocahontas Parkway Assoc., VA (Route 895
                Connector Toll Road)                                                         5.500     08/15/2028           26,072
-----------------------------------------------------------------------------------------------------------------------------------
      725,000   Suffolk, VA IDA (Lake Prince Center)                                         5.150     09/01/2024          740,305
-----------------------------------------------------------------------------------------------------------------------------------
      675,000   Suffolk, VA IDA (Lake Prince Center)                                         5.300     09/01/2031          693,360
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   VA Hsg. Devel. Authority, Series B                                           5.950     05/01/2016           25,556
-----------------------------------------------------------------------------------------------------------------------------------
   50,000,000   VA Tobacco Settlement Authority 5                                            5.000     06/01/2047       49,476,500
-----------------------------------------------------------------------------------------------------------------------------------
  263,870,000   VA Tobacco Settlement Authority 5                                            5.670 3   06/01/2047       28,289,503
-----------------------------------------------------------------------------------------------------------------------------------
  162,770,000   VA Tobacco Settlement Authority 5                                            5.770 3   06/01/2047       16,750,661
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)                            6.250     03/01/2019           10,002
                                                                                                                    ---------------
                                                                                                                       114,784,353

WASHINGTON--3.8%
       10,000   Bothell, WA GO                                                               5.300     12/01/2017           10,089
-----------------------------------------------------------------------------------------------------------------------------------
    2,330,000   Bremerton, WA Hsg. Authority                                                 5.300     06/01/2026        2,387,132
-----------------------------------------------------------------------------------------------------------------------------------
    4,145,000   Bremerton, WA Hsg. Authority                                                 5.500     06/01/2037        4,247,216
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   King & Snohomish Counties, WA School District
                No.417 Northshore                                                            5.000     12/01/2010          105,781
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   King County, WA GO                                                           5.250     01/01/2034          101,819
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   King County, WA Sewer 1                                                      5.125     01/01/2024       10,496,000
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Kitsap County, WA Consolidated Hsg. Authority                                5.600     12/01/2028          203,308
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Ocean Shores, WA GO                                                          5.125     12/01/2011          155,178
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Port Camas, WA Public Industrial Corp. (James River
                Corp. of Virginia)                                                           6.700     04/01/2023          100,111
-----------------------------------------------------------------------------------------------------------------------------------
    2,460,000   Seattle, WA Hsg. Authority (Gamelin House &
                Genesee)                                                                     5.700     11/01/2035        2,501,230
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Seattle, WA Municipal Light & Power                                          5.125     07/01/2022           51,082
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Seattle, WA Special Obligation (Chinatown
                International District)                                                      5.900     08/01/2026           25,041
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Skagit County, WA Public Hospital District (Skagit
                Valley Hospital)                                                             5.375     12/01/2022          521,445
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Skagit County, WA Public Hospital District (Skagit
                Valley Hospital)                                                             5.500     12/01/2030          525,985
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Skagit Valley, WA College                                                    5.625     11/01/2017          168,081
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Skagit Valley, WA College                                                    5.750     11/01/2023          142,908
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Snohomish County, WA Hsg. Authority                                          6.400     04/01/2026          505,105
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                          5.250     01/01/2028          521,955
-----------------------------------------------------------------------------------------------------------------------------------
    3,200,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                          5.250     01/01/2034        3,329,280
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                          6.000     01/01/2028           27,455
-----------------------------------------------------------------------------------------------------------------------------------
    3,260,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                          6.000     01/01/2034        3,564,321
-----------------------------------------------------------------------------------------------------------------------------------


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   WA COP (Dept. of General Administration)                                     5.300%    10/01/2010   $       25,029
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   WA COP (Dept. of General Administration)                                     5.625     10/01/2020          500,755
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   WA GO                                                                        5.000     07/01/2012          801,568
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   WA GO                                                                        5.000     07/01/2014          150,293
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   WA Health Care Facilities Authority (Group Health
                Coop)                                                                        5.000     12/01/2036           10,382
-----------------------------------------------------------------------------------------------------------------------------------
    9,990,000   WA Health Care Facilities Authority (Group Health
                Coop) 1                                                                      5.000     12/01/2036       10,624,899
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   WA Health Care Facilities Authority (Multicare
                Health System)                                                               5.000     08/15/2022           20,418
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   WA Health Care Facilities Authority (Northwest
                Hospital)                                                                    5.750     11/15/2023          215,301
-----------------------------------------------------------------------------------------------------------------------------------
   17,020,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center) 1                                                   5.000     07/01/2025       17,701,566
-----------------------------------------------------------------------------------------------------------------------------------
    7,340,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center) 1                                                   5.000     07/01/2030        7,613,525
-----------------------------------------------------------------------------------------------------------------------------------
   18,500,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center) 1                                                   5.000     07/01/2038       19,036,223
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center)                                                     5.000     07/01/2025           10,401
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center)                                                     5.000     07/01/2030           15,559
-----------------------------------------------------------------------------------------------------------------------------------
    5,095,000   WA Health Care Facilities Authority (Overlake
                Hospital Medical Center)                                                     5.000     07/01/2038        5,242,653
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   WA Health Care Facilities Authority (Swedish Health
                System)                                                                      5.125     11/15/2022           15,377
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   WA Health Care Facilities Authority (Yakima Valley
                Memorial Hospital Assoc.)                                                    5.375     12/01/2027          151,637
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   WA HFC (Nickerson Area Properties)                                           5.300     01/01/2028        1,406,052
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   WA Tobacco Settlement Authority (TASC)                                       6.500     06/01/2026          231,265
                                                                                                                    ---------------
                                                                                                                        93,463,425

WEST VIRGINIA--0.5%
       60,000   Buckhannon, WV Sewer System                                                  5.250     10/01/2025           61,256
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Huntington, WV Sewer                                                         5.375     11/01/2023           70,091
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Monongalia County, WV Pollution Control
                (Potomac Edison Company)                                                     5.950     04/01/2013          151,128
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   Morgantown, WV Tax Increment (Parking Garage)                                5.000     06/01/2033        1,249,958
-----------------------------------------------------------------------------------------------------------------------------------
    4,635,000   Ohio County, WV Commission Tax Increment (Fort
                Henry Centre)                                                                5.625     06/01/2034        4,902,949
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Pleasants County, WV Pollution Control
                (Monongahela Power Company)                                                  6.150     05/01/2015           51,487
-----------------------------------------------------------------------------------------------------------------------------------
    1,540,000   West Liberty State College, WV, Series A                                     6.000     06/01/2023        1,642,733
-----------------------------------------------------------------------------------------------------------------------------------
    1,695,000   West Liberty State College, WV, Series A                                     6.125     06/01/2028        1,809,006
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Wheeling, WV Tax Increment (Stone Building
                Renovation)                                                                  5.200     06/01/2025          509,450
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Wheeling, WV Tax Increment (Stone Building
                Renovation)                                                                  5.500     06/01/2033        1,540,050
                                                                                                                    ---------------
                                                                                                                        11,988,108
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.9%
    6,640,000   Badger, WI Tobacco Asset Securitization Corp.                                6.375     06/01/2032        7,213,231
-----------------------------------------------------------------------------------------------------------------------------------


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     895,000   Janesville, WI Pollution Control (General Motors
                Corp.)                                                                       5.550%    04/01/2009         $896,906
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Madison, WI GO                                                               5.500     05/01/2009        2,012,020
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Sokaogon, WI Chippewa Community (Gaming)                                     7.000     01/01/2026        1,763,440
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Waupun, WI Hsg. Authority (Christian Home &
                Rehab)                                                                       5.000     12/01/2029          501,230
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                                        5.350     11/01/2016           20,025
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   WI GO                                                                        6.000     05/01/2013          505,909
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
                Group)                                                                       5.875     08/15/2026        2,043,140
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   WI H&EFA (Franciscan Sisters of Christian Charity
                Healthcare Ministry)                                                         5.500     02/15/2014          160,198
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   WI H&EFA (Froedert & Community)                                              5.375     10/01/2030            5,314
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   WI H&EFA (FSCCHM/FCS/GSMCFSCH/SPH
                Obligated Group)                                                             5.500     02/15/2028           76,205
-----------------------------------------------------------------------------------------------------------------------------------
    2,275,000   WI H&EFA (Hess Memorial Hospital Assoc.)                                     7.875     11/01/2022        2,303,233
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   WI H&EFA (Kenosha Hospital & Medical Center)                                 5.625     05/15/2029          170,249
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   WI H&EFA (Medical College of Wisconsin)                                      5.500     12/01/2026          173,609
-----------------------------------------------------------------------------------------------------------------------------------
      550,000   WI H&EFA (St. Clare Terrance)                                                5.750     12/01/2036          551,309
-----------------------------------------------------------------------------------------------------------------------------------
      870,000   WI H&EFA (Three Pillars Senior Living)                                       5.500     08/15/2034          897,579
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   WI H&EFA (United Health Group)                                               5.500     12/15/2020          205,946
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                                      5.600     08/15/2023        1,126,546
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                                      5.750     08/15/2026        1,060,170
                                                                                                                    ---------------
                                                                                                                        21,686,259
WYOMING--0.0%
      500,000   Cheyenne, WY Hsg. Authority (Foxcrest II)                                    5.400     06/01/2027          517,299
--------------------------------------------------------------------------------------------------------------------===============

TOTAL INVESTMENTS, AT VALUE (COST $2,920,425,399)-121.6%                                                             3,010,756,003
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.6)                                                                          (534,971,257)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $2,475,784,746
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or forward commitment to be delivered and settled after April 30, 2007. See accompanying Notes.

6. Issue is in default. See accompanying Notes.

7. Non-income producing security.

8. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $10,993,016, which represents 0.44% of the Fund's net assets. See accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA             Atlanta Devel. Authority
AHC             Aurora Healthcare
AHF             American Housing Foundation
AHSI            Assumption High School, Inc.
AMCS            Aurora Medical Center of Sheboygan County
AOLM            Academy of Our Lady of Mercy, Inc.
ARC             Assoc. of Retarded Citizens


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BCC             Bethesda Company Care, Inc.
BCG             Bethesda Care Givers
BCH             Bethany Covenant Home
BHA             Bethesda Hospital Assoc.
BHC             Bethesda Home Care
BHM             Baptist Hospital of Miami
BHSSF           Baptist Health System of South Florida
CAH             Colonial Acres Home
CAU             Clark Atlanta University
CDA             Communities Devel. Authority
CFGH            Central Florida Group Homes
CHHC            Community Health & Home Care
COP             Certificates of Participation
CRC             Covenant Retirement Communities
DDC             Dual Devel. Corp.
DKH             Day Kimball Hospital
E&HBFA          Educational Health Buildings Financing Agency
ECH             Ebenezer Covenant Home
EDA             Economic Devel. Authority
EDC             Economic Devel. Corp.
EDFA            Economic Devel. Finance Authority
EF&CD           Environmental Facilities and Community Devel.
EMH             Elmhurst Memorial Hospital
EMHH            Elmhurst Memorial Home Health
EMHS            Elmhurst Memorial Health System
FCS             Franciscan Care Services
FHA             Federal Housing Agency/Authority
FHS             Freeman Health System
FNH             Freeman Neosho Hospital
FRS             Family Rehabilitation Services (Hancock Manor)
FSCCHM          Franciscan Sisters of Christian Charity Healthcare Ministry
GHC             Gaston Health Care
GHS             Gaston Health Services
GMH             Gaston Memorial Hospital
GO              General Obligation
GSMCFSCH        Good Samaritan Medical Center of Franciscan Sisters of Christian
                Charity
H&EFA           Health and Educational Facilities Authority
H&EFB           Health and Educational Facilities Board
H&HEFA          Hospitals and Higher Education Facilities Authority
HDA             Hospital Devel. Authority
HDC             Housing Devel. Corp.
HE&HF           Higher Educational and Housing Facilities
HE&HFA          Higher Education and Health Facilities Authority
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
HFDC            Health Facilities Devel. Corp.
HHCAHH          Home Health Care Agency of Holland Home
HHF             Holland Home Foundation
HHI             Homestead Hospital
HMH             Hartford Memorial Hospital
HNE             Healthnet of New England
IDA             Industrial Devel. Agency
IDC             Industrial Devel. Corp.
IHC             Intermountain Health Care
IMEPCF          Industrial, Medical and Environmental Pollution Control
                Facilities
MCAS            Medlantic Center for Ambulatory Surgery
MEDE            Medlantic Enterprises
MH              Memorial Hospital


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

MHCC            Masonic Health Care Center
MLTCC           Medlantic Long Term Care Corp.
MRI             Medlantic Research Institutes
MVS             Masonic Village on the Square
NAC             Nanticoke Alternative Care
NEGHR           Northeast Georgia Health Resources
NEGHS           Northeast Georgia Health Systems
NEGMC           Northeast Georgia Medical Center
NMH             Nanticoke Memorial Hospital
NRH             National Rehabilitation Hospital
NYC             New York City
OHC             Oakwood Hospital Corp.
OUH             Oakwood United Hospitals
PP              Professionals PRN, Inc.
RD              Rehab Dimension
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax Exempt Security
ROLs            Residual Option Longs
RSU             Rogers State University
S&EPF           Sheppard & Enoch Pratt Foundation
SAVRS           Select Auction Variable Rate Securities
SLMC            St. Luke's Medical Center
SMH             South Miami Hospital
SMHS            South Miami Health System
SPH             St. Paul Home
SPHS            Sheppard Pratt Health System
SPI             Sheppard Pratt Investments
SPPP            Sheppard Pratt Physicians Pennsylvania
SSNH            Sunny Slope Nursing Home
TASC            Tobacco Settlement Asset-Backed Bonds
TC              Travis Corp. (People Care)
UC              United Care
VC              VinFen Corp.
VCS             VinFen Clinical Services
WMA             Wisconsin Masonic Home
YMCA            Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2007, the Fund had purchased $116,698,428 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $182,991,654 as of April 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $643,766,507 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $460,825,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                                                                     VALUE AS OF APRIL
      AMOUNT  INVERSE FLOATERS 1                                                         COUPON 2     MATURITY            30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  AK HFC RITES                                                                  8.550%      6/1/32   $       2,814,150

   2,000,000  AK HFC ROLs                                                                   7.678      12/1/33           2,195,960

   4,700,000  CA GO RITES                                                                  10.540       2/1/25           6,003,686

  15,000,000  CA Golden State Tobacco Securitization Corp. RITES                            8.887       6/1/47          18,180,000

   5,000,000  CA Golden State Tobacco Securitization Corp. ROLs 3                           7.651       6/1/45           5,732,600


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   2,270,000  CO Health Facilities Authority RITES                                          9.560       3/1/22           2,990,498

   1,750,000  Detroit Sewer Disposal System                                                 4.480       1/1/27           1,757,000

   2,815,000  GA Municipal Electric Authority RITES                                        14.180       1/1/17           4,786,176

   3,730,000  Harris County, TX Toll Road RITES                                             9.050      8/15/24           4,786,933

   5,000,000  HI Airports System RITES                                                      7.910       7/1/20           5,691,250

  15,420,000  IA Tobacco Settlement Authority ROLs 3                                        8.495       6/1/46          17,606,710

   2,500,000  ID Health Facilities Authority ROLs                                           7.618       9/1/35           2,836,500

   1,780,000  ID Health Facilities Authority ROLs                                           7.618       9/1/35           2,019,588

   3,500,000  IL Health Facilities Authority ROLs                                           8.083      8/15/33           4,050,550

   2,500,000  IL Metropolitan Pier & Exposition Authority RITES                             7.530     12/15/28           2,946,850

   3,250,000  Indianapolis, IN Local Public Improvement Bond Bank RITES                     8.550       7/1/33           4,211,675

   1,875,000  Jacksonville, FL Electric Authority RITES                                     5.990      10/1/22           1,883,138

   2,500,000  King County, WA Sewer RITES                                                   8.040       1/1/24           2,996,000

  11,745,000  LA Tobacco Settlement Financing Corp. RITES                                   7.140      5/15/39          13,341,028

   2,500,000  Lake County, FL School Board COP RITES                                        7.650       6/1/30           2,990,900

   4,900,000  Los Angeles, CA Community Redevel. Agency ROLs                                7.768       9/1/30           5,942,818

   3,510,000  MA H&EFA RITES                                                                7.740      8/15/25           4,084,096

  22,000,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             4.840     12/15/26          22,022,000

   4,700,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             5.590     12/15/26           4,710,575

   2,810,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             5.590     12/15/26           2,816,323

   1,220,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             5.590     12/15/26           1,222,745

   1,030,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             5.590     12/15/26           1,032,318

   1,665,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             6.590     12/15/26           1,666,249

     440,000  TX Municipal Gas Acquisition & Supply Corp. RITES                             5.590     12/15/26             440,990

   7,900,000  Volusia County, FL Educational Facility Authority ROLs                        7.668     10/15/35           9,169,846

   2,550,000  Volusia County, FL Educational Facility Authority ROLs                        7.668     10/15/13           3,011,145

   4,255,000  WA Health Care Facilities Authority ROLs 3                                    7.546       7/1/25           4,936,566

   1,835,000  WA Health Care Facilities Authority ROLs 3                                    7.546       7/1/30           2,108,525

   4,625,000  WA Health Care Facilities Authority ROLs 3                                    7.546       7/1/38           5,161,223

   4,160,000  WA Reset Optional Certificates Trust II ROLs                                  7.668      12/1/36           4,794,899
                                                                                                                 -----------------
                                                                                                                 $     182,941,510
                                                                                                                 =================


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 40-42 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $77,985,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2007, securities with an aggregate market value of $3,163,962, representing 0.13% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $ 2,920,611,189
                                                   ================

Gross unrealized appreciation                      $    93,543,499
Gross unrealized depreciation                           (3,398,685)
                                                   ----------------
Net unrealized appreciation                        $    90,144,814
                                                   ================


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals

By: /s/ John V. Murphy
    -----------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    -----------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007